UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

January 31, 2013

1.813078.108

UST-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 28.5%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 28.5%
U.S. Treasury Notes
2/15/13 to 2/28/14	0.15 to 0.24%	$ 1,499,000	$ 1,511,198
Treasury Repurchase Agreement - 71.4%
	Maturity Amount (000s)
In a joint trading account at 0.14% dated:
1/31/13 due 2/1/13 (Collateralized by U.S. Treasury Obligations) #	$ 3,142,462	3,142,450
1/31/13 due 2/1/13 (Collateralized by U.S. Treasury Obligations) #	50,314	50,314
With:
BNP Paribas Securities Corp. at:
0.13%, dated 1/24/13 due 2/7/13 (Collateralized by U.S. Treasury Obligations valued at $140,610,793, 3.5% - 7.63%, 2/15/25 - 2/15/39)	137,016	137,000
0.15%, dated:
1/14/13 due 2/7/13 (Collateralized by U.S. Treasury Obligations valued at $227,110,757, 2.75% - 5.25%, 2/15/29 - 11/15/42)	221,023	221,000
1/15/13 due 2/7/13 (Collateralized by U.S. Treasury Obligations valued at $85,094,658, 3.13% - 6.63%, 2/15/27 - 2/15/42)	83,021	83,000
0.18%, dated 12/5/12 due 2/4/13 (Collateralized by U.S. Treasury Obligations valued at $94,465,124, 3.13% - 6%, 2/15/26 - 2/15/42)	92,028	92,000
Royal Bank of Scotland PLC at 0.16%, dated 1/29/13 due 2/27/13 (Collateralized by U.S. Treasury Obligations valued at $70,963,024, 1.38% - 4.5%, 11/30/15 - 2/15/39)	69,009	69,000
TOTAL TREASURY REPURCHASE AGREEMENT		3,794,764
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $5,305,962)		5,305,962
NET OTHER ASSETS (LIABILITIES) - 0.1%		6,537
NET ASSETS - 100%		$ 5,312,499
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,142,450,000 due 2/01/13 at 0.14%
BNP Paribas Securities Corp.	$ 588,261
Citibank NA	237,093
Credit Suisse Securities (USA) LLC	1,113,988
Deutsche Bank Securities, Inc.	401,036
J.P. Morgan Securities, Inc.	139,249
Societe Generale	556,994
UBS Securities LLC	8,355
Wells Fargo Securities LLC	97,474
$ 3,142,450
$50,314,000 due 2/01/13 at 0.14%
Barclays Capital, Inc.	$ 23,482
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,295
UBS Securities LLC	19,537
$ 50,314
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2013, the cost of investment securities for income tax purposes was $5,305,962,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

January 31, 2013

1.813077.108

DTE-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series WF 11 37C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	$ 1,700	$ 1,700
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,225	5,225
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.12% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,800	2,800
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.14% 2/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,655	4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.1% 2/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.15% 2/4/13, VRDN (c)	1,700	1,700
Univ. of Alabama Gen. Rev. Participating VRDN Series WF 12 83C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	13,700	13,700
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.12% 2/1/13, VRDN (c)	2,000	2,000
		35,780
Alaska - 1.0%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.11% 2/7/13, LOC Union Bank of California, VRDN (c)	32,725	32,725
Participating VRDN Series WF 11 132C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,680	8,680
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	21,800	21,800
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 06 33, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,040	12,040
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.09% 2/7/13 (ConocoPhillips Guaranteed), VRDN (c)	4,200	4,200
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.11% 2/7/13 (ConocoPhillips Guaranteed), VRDN (c)	13,105	13,105
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Valdez Marine Term. Rev.: - continued
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 C, 0.15% 2/7/13 (ConocoPhillips Guaranteed), VRDN (c)	$ 4,500	$ 4,500
Series 2002, 0.09% 2/7/13, VRDN (c)	3,500	3,500
		100,550
Arizona - 1.7%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.):
Series 2005 B, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,310	4,310
Series 2008 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	19,000	19,000
Series 2009 F, 0.1% 2/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	12,050	12,050
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	4,575	4,575
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	6,500	6,500
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,400	6,400
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.11% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,800	5,800
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.11% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.1% 2/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,100	4,100
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.13% 2/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series EGL 06 0141, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	16,500	16,500
Series EGL 06 14 Class A, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	11,200	11,200
Series EGL 07 0012, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	14,850	14,850
Series MS 3078, 0.1% 2/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	4,500	4,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series Putters 3708Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 16,665	$ 16,665
Series Putters 4188, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,425	5,425
Series WF 09 40C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,345	3,345
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	4,970	4,970
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
		160,190
California - 3.8%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.11% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,645	9,645
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	27,000	27,000
Series 2005 B1, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	49,400	49,400
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series DB 3294, 0.11% 2/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,000	5,000
Series MS 3248, 0.11% 2/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	5,400	5,400
Series Putters 3878 Q, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	15,300	15,300
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.09% 2/7/13, LOC Union Bank of California, VRDN (c)	2,000	2,000
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 11,370	$ 11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.1% 2/7/13, LOC Citibank NA, VRDN (c)	46,460	46,460
Foothill-De Anza Cmnty. College District Participating VRDN Series WF 11 68C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,470	8,470
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3332, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,660	6,660
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	10,680	10,680
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.1% 2/7/13, LOC Citibank NA, VRDN (c)	21,000	21,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	23,250	23,250
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2009 A, 0.09% 2/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	2,150	2,150
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,850	6,850
Series Putters 3028, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,715	8,715
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.12% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,405	1,405
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	7,800	7,800
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.11% 2/7/13, LOC Freddie Mac, VRDN (c)	8,400	8,400
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	10,430	10,430
Santa Clara Elec. Rev. Series 2008 B. 0.09% 2/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	50,000	50,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 10,000	$ 10,000
Series Putters 3365, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
		365,140
Colorado - 1.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
Colorado Gen. Fdg. Rev. Participating VRDN Series Putters 4251, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	20,510	20,510
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,965	1,965
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,425	12,425
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Series EGL 07 0039, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	17,575	17,575
Series EGL 07 0040, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Series MT 741, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	7,320	7,320
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2004 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,200	9,200
Series 2008 B, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,300	17,300
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,000	9,000
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.48% 2/7/13, LOC BNP Paribas SA, VRDN (c)	2,900	2,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 3,700	$ 3,700
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	7,625	7,625
		138,820
Connecticut - 0.0%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale-New Haven Hosp. Proj.) Series L2, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	3,800	3,800
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.25% 2/7/13, VRDN (c)	3,500	3,500
Series 1999 A, 0.28% 2/7/13, VRDN (c)	2,800	2,800
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	12,555	12,555
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200
		23,055
District Of Columbia - 0.7%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.12% 2/7/13, LOC Freddie Mac, VRDN (c)	3,620	3,620
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	11,595	11,595
(Defenders of Wildlife Proj.) 0.14% 2/7/13, LOC Bank of America NA, VRDN (c)	5,710	5,710
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,700	6,700
(The AARP Foundation Proj.) Series 2004, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	8,500	8,500
(Washington Drama Society, Inc. Proj.) Series 2008, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,100	9,100
District of Columbia Univ. Rev. (American Univ. Proj.):
Series 2006 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,100	2,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev. (American Univ. Proj.): - continued
Series 2006 B, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 12,575	$ 12,575
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.08% 2/7/13, LOC TD Banknorth, NA, VRDN (c)	3,600	3,600
		63,500
Florida - 3.1%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.15% 2/1/13, LOC Bank of America NA, VRDN (c)	6,000	6,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)	5,640	5,640
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.1% 2/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,710	2,710
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	1,745	1,745
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	29,585	29,585
Series EGL 7050054 Class A, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Series MS 3059, 0.1% 2/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	4,500	4,500
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,815	11,815
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)	5,850	5,850
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,160	5,160
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	$ 23,590	$ 23,590
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	8,600	8,600
Orlando & Orange County Expressway Auth. Rev. Series 2003 D, 0.09% 2/7/13, LOC Barclays Bank PLC NY Branch, VRDN (c)	1,500	1,500
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.11% 2/7/13, LOC Northern Trust Co., VRDN (c)	6,500	6,500
(Planned Parenthood Proj.) Series 2002, 0.11% 2/7/13, LOC Northern Trust Co., VRDN (c)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.1% 2/7/13, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,875	13,875
(Suncoast Hospice Proj.) Series 2004, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)	5,050	5,050
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	6,500	6,500
Sunshine State Govt. Fing. Commission Rev.:
(Miami-Dade County Prog.):
Series 2010 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,300	17,300
Series 2010 B, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Series 2011 C, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Series 2011 C, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,850	18,850
Tallahassee Energy Sys. Rev. Participating VRDN Series Putters 4204, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	41,775	41,775
USF College of Medicine Health Facilities Series 2006 A1, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,800	4,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
USF Fing. Corp. Ctfs. of Prtn. Series 2007, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 5,300	$ 5,300
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)	3,315	3,315
		294,000
Georgia - 2.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.14% 2/1/13, VRDN (c)	4,000	4,000
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,600	16,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.13% 2/7/13, LOC Bank of America NA, VRDN (c)	14,100	14,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,200	5,200
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.11% 2/7/13, LOC Bank of Scotland PLC, VRDN (c)	3,930	3,930
Georgia Gen. Oblig. Participating VRDN:
Series Putters 804, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	11,180	11,180
Series PZ 271, 0.12% 2/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	9,873	9,873
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,170	10,170
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.16% 2/1/13, VRDN (c)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	33,835	33,835
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Participating VRDN:
Series Putters 3755, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,500	$ 2,500
Series Putters 4016, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,500	6,500
Series 2000 B, 0.1% 2/7/13, LOC PNC Bank NA, VRDN (c)	10,650	10,650
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,000	13,000
Muni. Elec. Auth. of Georgia Series 1985 B, 0.1% 2/7/13, LOC Barclays Bank PLC, VRDN (c)	32,490	32,490
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2011 A, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	10,000	10,000
Participating VRDN Series WF 11 32C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,800	5,800
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,150	5,150
Series 2009 B, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,800	3,800
		258,953
Hawaii - 0.2%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 14, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	6,500	6,500
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.14% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	1,660	1,660
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)	1,400	1,400
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series ROC II R 11989, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
Series WF 11 119C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,560	5,560
		20,670
Illinois - 6.2%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.1% 2/7/13, LOC Northern Trust Co., VRDN (c)	17,500	17,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed. Series 2000 B, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 31,100	$ 31,100
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series Clipper 07 12, 0.1% 2/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	10,350	10,350
Series Solar 06 75, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.11% 2/7/13, LOC Barclays Bank PLC, VRDN (c)	21,700	21,700
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series RBC O 54, 0.15% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,000	5,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.1% 2/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,060	19,060
Series 2004 A2, 0.1% 2/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	33,105	33,105
Series 2004 A3, 0.1% 2/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,140	2,140
DuPage County Rev. (Morton Arboretum Proj.) 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	42,000	42,000
Illinois Edl. Facilities Auth. Rev. (Elmhurst College Proj.) Series 2003, 0.1% 2/7/13, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	31,175	31,175
(Chicago Symphony Orchestra Proj.) Series 2008, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	16,650	16,650
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,400	3,400
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,825	12,825
Series 2008 C, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	11,235	11,235
Series 2009 A, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	8,200	8,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 14,000	$ 14,000
(North Central College Proj.) Series 2008, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	17,000	17,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,050	9,050
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.12% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	21,000	21,000
Series 2009 D, 0.09% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
(Provena Health Proj.):
Series 2010 D, 0.1% 2/7/13, LOC Union Bank of California, VRDN (c)	2,900	2,900
Series D, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,700	7,700
(Rockford Mem. Hosp. Proj.) 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,400	10,400
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.1% 2/7/13, LOC Northern Trust Co., VRDN (c)	9,500	9,500
(Spertus Institute of Jewish Studies Proj.) 0.11% 2/7/13, LOC Northern Trust Co., VRDN (c)	31,270	31,270
(Trinity Int'l. Univ. Proj.) Series 2009, 0.1% 2/7/13, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,600	9,600
Participating VRDN:
Series EGL 06 115, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	13,615	13,615
Series EGL 06 118, Class A, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,570	12,570
Series Putters 3288Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
Series Putters 3764, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series 2011 B, 0.1% 2/7/13, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.11% 2/7/13, LOC Freddie Mac, VRDN (c)	15,650	15,650
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.1% 2/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	3,810	3,810
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A-2A, 0.09% 2/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	$ 2,000	$ 2,000
Series 2007 A1, 0.1% 2/7/13, LOC Citibank NA, VRDN (c)	42,100	42,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.09% 2/7/13, LOC Freddie Mac, VRDN (c)	4,600	4,600
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.11% 2/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	6,300	6,300
Series MS 3215, 0.13% 2/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	1,700	1,700
Series MS 3304, 0.1% 2/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	6,480	6,480
Univ. of Illinois Rev. Series 2008, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,100	13,100
		595,295
Indiana - 2.2%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,860	22,860
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,510	11,510
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels Midland Co. Proj.) Series 2012, 0.17% 2/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	1,800	1,800
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.1% 2/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	21,325	21,325
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	29,800	29,800
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,175	4,175
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 E, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	$ 4,050	$ 4,050
Series 2008 H, 0.09% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,695	7,695
Series 2008 I, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,135	9,135
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Health Network Proj.) Series 2009 A, 0.09% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,800	9,800
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	20,290	20,290
(DePauw Univ. Proj.) Series 2008 A, 0.08% 2/7/13, LOC Northern Trust Co., VRDN (c)	2,650	2,650
Participating VRDN Series BBT 08 12, 0.09% 2/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	11,685	11,685
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.1% 2/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (c)	26,000	26,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,000	3,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		209,575
Iowa - 0.3%
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.17% 2/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	6,000	6,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.13% 2/7/13, VRDN (c)	18,500	18,500
		24,500
Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.11% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	21,800	21,800
Louisville & Jefferson County Series 2011 A, 0.12% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
		30,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 1.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 15,450	$ 15,450
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series RBC O 31, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	3,750	3,750
Series Solar 06 133, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,300	3,300
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,900	8,900
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	12,600	12,600
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.29% 2/7/13, VRDN (c)	13,200	13,200
0.31% 2/7/13, VRDN (c)	2,800	2,800
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
Series 2010, 0.09% 2/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	37,500	37,500
Series 2011, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	20,000	20,000
		127,500
Maryland - 0.2%
Baltimore County Gen. Oblig. Participating VRDN Series WF 11 137C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	7,115	7,115
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.11% 2/7/13, LOC Fannie Mae, VRDN (c)	9,400	9,400
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.13% 2/7/13, LOC Bank of America NA, VRDN (c)	3,700	3,700
		20,215
Massachusetts - 0.7%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lasell Village Proj.) Series 2007, 0.16% 2/7/13, LOC Bank of America NA, VRDN (c)	13,250	13,250
Participating VRDN Series ROC II R 11999X, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,985	1,985
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.13% 2/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 16,000	$ 16,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series Putters 2479Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Series Putters 2857, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,255	10,255
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series PT 4644, 0.15% 2/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,680	6,680
Series ROC II R 11537, 0.12% 2/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,185	5,185
		66,310
Michigan - 1.2%
Grand Traverse County Hosp. Series 2011 B, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Michigan Bldg. Auth. Rev. Series 2011 IIB, 0.09% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,600	10,600
Michigan Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11988, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,750	6,750
Series 2012 C, 0.1% 2/7/13, LOC Citibank NA, VRDN (c)	10,500	10,500
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,200	21,200
Participating VRDN Series ROC II R 11676, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,650	8,650
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	52,000	52,000
		114,700
Minnesota - 0.4%
Edina Minn Multifamily Rev. (Edina Park Plaza Proj.) Series 1999, 0.09% 2/7/13, LOC Freddie Mac, VRDN (c)	3,940	3,940
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,400	$ 3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.09% 2/7/13, LOC Freddie Mac, VRDN (c)	7,115	7,115
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,215	5,215
St. Paul Port Auth. District Cooling Rev.:
Series 2009 11DD, 0.12% 2/7/13, LOC Deutsche Bank AG, VRDN (c)	1,000	1,000
Series 2009 9BB, 0.12% 2/7/13, LOC Deutsche Bank AG, VRDN (c)	3,000	3,000
		39,620
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,225	13,225
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
Series WF 11 117C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,200	3,200
		33,460
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.1% 2/7/13, LOC TD Banknorth, NA, VRDN (c)	24,640	24,640
(Saint Louis Univ. Proj.) Series 2008 B1, 0.15% 2/1/13, LOC Bank of America NA, VRDN (c)	4,600	4,600
Participating VRDN:
Series EGL 07 0001, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,470	10,470
Series Putters 3929, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.12% 2/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	$ 2,670	$ 2,670
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.09% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	13,800	13,800
		58,965
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	31,805	31,805
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,000	7,000
		38,805
Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.11% 2/7/13, LOC Citibank NA, VRDN (c)	6,900	6,900
Series 2008 D1, 0.11% 2/7/13, LOC Citibank NA, VRDN (c)	4,000	4,000
Series 2008 D3, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	23,600	23,600
Clark County Fuel Tax Participating VRDN:
Series BA 08 1171, 0.1% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	11,135	11,135
Series ROC II R 11507, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series WF 12 47C 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	7,655	7,655
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.1% 2/7/13, LOC Union Bank of California, VRDN (c)	3,500	3,500
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Series Putters 3489Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,965	11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,160	10,160
Reno Cap. Impt. Rev. Series 2005 A, 0.13% 2/7/13, LOC Bank of America NA, VRDN (c)	1,400	1,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.09% 2/7/13, LOC Union Bank of California, VRDN (c)	$ 10,800	$ 10,800
Series 2008 B, 0.1% 2/7/13, LOC Union Bank of California, VRDN (c)	42,200	42,200
Series 2009 A, 0.09% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	28,190	28,190
Series 2009 B, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,760	13,760
		185,765
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.28% 2/7/13, VRDN (c)	1,300	1,300
New Mexico - 2.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	210,285	210,285
New York - 5.6%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.2% 2/7/13, LOC KeyBank NA, VRDN (c)	800	800
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	11,500	11,500
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 2951, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,400	1,400
Series Putters 3282, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Series ROC II R 14000X, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,900	2,900
Series 2004 A3, 0.09% 2/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	2,000	2,000
Series 2008 J6, 0.13% 2/1/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	4,500	4,500
Series 2008 J8, 0.13% 2/1/13, LOC Landesbank Baden-Wuert, VRDN (c)	33,800	33,800
Series 2012 G3, 0.1% 2/7/13 (Liquidity Facility Citibank NA), VRDN (c)	61,100	61,100
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.12% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,105	4,105
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.12% 2/7/13, LOC RBS Citizens NA, VRDN (c)	$ 27,395	$ 27,395
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.11% 2/7/13, LOC Citibank NA, VRDN (c)	29,120	29,120
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (90 West Street Proj.) Series 2006 A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)	3,370	3,370
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BC 10 29W, 0.11% 2/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,000	10,000
Series EGL 06 69 Class A, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series Putters 3496Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,945	7,945
Series RBC 0 36, 0.09% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	9,830	9,830
Series RBC O 23, 0.09% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,265	8,265
Series ROC II R 11904, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series ROC II R 11930, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,715	9,715
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.12% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11972, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,385	4,385
Series 2001 B, 0.15% 2/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	3,500	3,500
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	12,350	12,350
(Univ. of Rochester Proj.):
Series 2003 C, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,350	18,350
Series 2008 A1, 0.09% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	49,350	49,350
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 06 47 Class A, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 20,500	$ 20,500
Series EGL 07 0002, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Series EGL 07 0066, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Series EGL 07 96, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	15,000	15,000
Series ROC II R 11722, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,100	1,100
Series ROC II R 11735, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series ROC II R 11975, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
New York Hsg. Fin. Agcy. Rev.:
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)	6,000	6,000
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	23,000	23,000
(Clinton Park Hsg. Proj.) Series 2010 A, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	18,200	18,200
Series 2009 A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)	5,000	5,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 M1, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	31,350	31,350
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	11,800	11,800
Series 2005 D1, 0.1% 2/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series Putters 3685, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
		534,845
North Carolina - 3.9%
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	17,295	17,295
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Int'l. Arpt. Rev.: - continued
Series 2010 C, 0.12% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 11,400	$ 11,400
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 3443, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,075	6,075
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	55,300	55,300
Durham County Indistrial and Poll. Cont. Auth. Rev. Series 2007, 0.11% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	14,600	14,600
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.09% 2/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	3,860	3,860
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.07% 2/7/13, LOC Rabobank Nederland New York Branch, VRDN (c)	4,020	4,020
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,875	5,875
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,800	5,800
(High Point Univ. Rev.) Series 2006, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,930	6,930
Series 2011, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Series EGL 07 0015, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series Putters 3248, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,420	1,420
Series Putters 3331, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,250	1,250
Series Putters 3333, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Gen. Oblig. Series 2002 E, 0.1% 2/7/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	23,100	23,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.09% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	$ 75,800	$ 75,800
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	10,150	10,150
(WakeMed Proj.) Series 2009 C, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	3,300	3,300
Participating VRDN:
Series RBC O 39, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,400	1,400
Series ROC II R 11806, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series WF 12 52C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	10,745	10,745
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	8,900	8,900
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.15% 2/7/13, LOC Cr. Industriel et Commercial, VRDN (c)	6,600	6,600
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 645, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,290	5,290
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
		370,200
Ohio - 0.9%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,025	17,025
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.14% 2/1/13, LOC JPMorgan Chase Bank, VRDN (c)	15,430	15,430
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	14,385	14,385
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2000, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 3,200	$ 3,200
Series 2007 M, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Lancaster Port Auth. Gas Rev. 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	6,535	6,535
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.3% 2/7/13, VRDN (c)	6,200	6,200
Series B, 0.19% 2/7/13, VRDN (c)	700	700
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,300	7,300
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,935	1,935
		87,710
Oklahoma - 0.2%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
Univ. Hospitals Trust Rev. Series 2005 A, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	16,350	16,350
		21,350
Oregon - 0.4%
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	37,000	37,000
Pennsylvania - 2.5%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	6,470	6,470
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	1,595	1,595
(UPMC Health Sys. Proj.) Series 2010 B2, 0.09% 2/7/13, LOC Deutsche Bank AG New York Branch, VRDN (c)	12,650	12,650
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	7,835	7,835
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	$ 5,100	$ 5,100
(Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	2,100	2,100
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.13% 2/1/13, LOC Citibank NA, VRDN (c)	15,195	15,195
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.1% 2/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,835	12,835
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.11% 2/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	16,095	16,095
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.16% 2/1/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,560	4,560
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	8,700	8,700
Haverford Township School District Series 2009, 0.1% 2/7/13, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	5,500	5,500
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
Series ROC II R 11505, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series WF 11 121C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,745	4,745
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	6,450	6,450
(King's College Proj.):
Series 2001 H6, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	3,825	3,825
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(King's College Proj.):
Series 2002 J3, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	$ 1,125	$ 1,125
(Marywood Univ. Proj.) Series 2005 A, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	4,450	4,450
(Thomas Jefferson Univ. Proj.) Series 2008 B, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Participating VRDN Series Putters 4139 Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,630	6,630
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.1% 2/7/13, LOC Barclays Bank PLC, VRDN (c)	19,525	19,525
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	40,400	40,400
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,400	13,400
Somerset County Gen. Oblig.:
Series 2009 A, 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	3,470	3,470
Series 2009 C, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	805	805
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.09% 2/7/13, LOC PNC Bank NA, VRDN (c)	3,925	3,925
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	6,000	6,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	1,360	1,360
		243,465
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.1% 2/7/13, LOC Barclays Bank PLC NY Branch, VRDN (c)	1,000	1,000
Rhode Island - 0.6%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,310	12,310
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.11%, LOC JPMorgan Chase Bank, VRDN (c)	3,060	3,060
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(New England Institute of Technology Proj.) Series 2008, 0.08% 2/7/13, LOC TD Banknorth, NA, VRDN (c)	$ 4,660	$ 4,660
(Rhode Island School of Design Proj.) Series 2008 A, 0.09% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,800	15,800
(Roger Williams Univ. Proj.) Series 2008 B, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,710	17,710
		53,540
South Carolina - 0.4%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.13% 2/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,875	1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,885	4,885
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,700	9,700
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.2% 2/1/13, VRDN (c)	4,500	4,500
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	900	900
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.):
Series 2009 A, 0.09% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,400	3,400
Series 2009 C, 0.09% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	9,965	9,965
		35,225
Tennessee - 1.7%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,000	6,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.13% 2/7/13, LOC Bank of America NA, VRDN (c)	1,700	1,700
Series 2003, 0.19% 2/1/13, LOC Bank of America NA, VRDN (c)	4,500	4,500
Series 2004, 0.19% 2/1/13, LOC Bank of America NA, VRDN (c)	2,185	2,185
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2005, 0.19% 2/1/13, LOC Bank of America NA, VRDN (c)	$ 12,400	$ 12,400
Series 2008, 0.19% 2/1/13, LOC Bank of America NA, VRDN (c)	30,415	30,415
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,980	3,980
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.09% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,000	7,000
Series 2011 B, 0.09% 2/7/13, LOC PNC Bank NA, VRDN (c)	3,100	3,100
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	105	105
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	21,400	21,400
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.19% 2/1/13, LOC Bank of America NA, VRDN (c)	18,840	18,840
Series 2004, 0.19% 2/1/13, LOC Bank of America NA, VRDN (c)	15,150	15,150
Series 2006, 0.19% 2/1/13, LOC Bank of America NA, VRDN (c)	6,400	6,400
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.1% 2/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,000	2,000
Series Putters 2631, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.13% 2/7/13, LOC Bank of America NA, VRDN (c)	9,200	9,200
		164,375
Texas - 5.1%
Austin Independent School District Participating VRDN Series Putters 3554, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,035	7,035
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.09% 2/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 12,190	$ 12,190
Birdville Independent School District Participating VRDN Series MT 720, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	3,895	3,895
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,555	5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,750	4,750
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,400	11,400
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 08, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,125	17,125
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.14% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2005, 0.09% 2/7/13 (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)	2,800	2,800
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.1% 2/7/13, LOC Barclays Bank PLC, VRDN (c)	11,500	11,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,300	3,300
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	11,000	11,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,400	4,400
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series WF 11 104 C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	30,785	30,785
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev. Series 2010, 0.1% 2/7/13, LOC Barclays Bank PLC, VRDN (c)	$ 8,000	$ 8,000
Houston Gen. Oblig. Participating VRDN Series MT 788, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	10,515	10,515
Houston Independent School District Participating VRDN Series MT 732, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	9,805	9,805
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 12267, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,955	7,955
Series Solar 06 70, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,950	3,950
Humble Independent School District Participating VRDN Series MT 733, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	8,475	8,475
Keller Independent School District Participating VRDN Series WF11 55 C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,645	5,645
Mansfield Independent School District Participating VRDN Series Putters 754, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	12,745	12,745
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,270	7,270
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 0.12% 2/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	3,980	3,980
North Texas Tollway Auth. Rev.:
Participating VRDN:
Series ROC II R 11947, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,200	7,200
Series ROC II R 14006, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,940	4,940
Series 2011 A, 0.1% 2/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	8,400	8,400
Pflugerville Independent School District Participating VRDN Series Putters 4183, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,700	7,700
Plano Independent School District Participating VRDN Series WF 12 3C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,615	3,615
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.13% 2/7/13 (Total SA Guaranteed), VRDN (c)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.: - continued
(Total Petrochemicals and Refining USA, Inc. Proj.) Series 2012 A, 0.13% 2/7/13 (Total SA Guaranteed), VRDN (c)	$ 11,700	$ 11,700
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 27, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,000	13,000
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.1% 2/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	3,400	3,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series WF 12 76C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,200	5,200
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,240	3,240
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.13% 2/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	2,150	2,150
Texas Gen. Oblig. Participating VRDN:
Series EGL 07 90, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,000	12,000
Series Putters 3480, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,495	7,495
Series Putters 4262, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	56,600	56,600
Series Putters 4264, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	85,000	85,000
Series Solar 06 57, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,000	2,000
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,570	10,570
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.1% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350	5,350
		487,195
Utah - 0.4%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.12% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 19,440	$ 19,440
Utah County Hosp. Rev. Participating VRDN Series Putters 274 Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,900	9,900
		38,640
Virginia - 1.5%
Albemarle County Indl. Dev. Auth. 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	5,400	5,400
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) Series 2003, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	4,400	4,400
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.09% 2/7/13, VRDN (c)	14,310	14,310
Participating VRDN Series Putters 4260, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,510	12,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,750	3,750
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	36,300	36,300
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.15% 2/7/13, LOC Bank of America NA, VRDN (c)	7,905	7,905
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series Putters 4261, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,045	13,045
Richmond Pub. Util. Rev. Participating VRDN:
Series MT 777, 0.13% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	4,985	4,985
Series Putters 4186, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,220	4,220
Series ROC II R 10410, 0.12% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,400	2,400
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	14,775	14,775
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,365	$ 3,365
Series ROC II R 11923, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,910	5,910
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.13% 2/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series Putters 3791Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Wise County Indl. Dev. Auth. Hosp. Series 2012 C, 0.09% 2/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	3,260	3,260
		144,885
Washington - 1.8%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,085	17,085
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,285	8,285
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,335	3,335
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,800	1,800
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.14% 2/7/13, LOC Bank of America NA, VRDN (c)	5,750	5,750
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.1% 2/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,570	7,570
Vancouver Hsg. Auth. Rev. Series 2008, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)	17,400	17,400
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,125	6,125
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.14% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Series BA 1212, 0.1% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	4,640	4,640
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Clipper 05 39, 0.1% 2/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 2,500	$ 2,500
Series DB 599, 0.11% 2/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	4,900	4,900
Series DB 606, 0.11% 2/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,895	5,895
Series Putters 3054, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
Series Putters 3856, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series ROC II R 11924, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
Washington Health Care Facilities Auth. Rev.:
(Southwest Washington Med. Ctr.) Series 2008 A, 0.11% 2/7/13, LOC Union Bank of California, VRDN (c)	9,000	9,000
Participating VRDN:
Series Putters 4728, 0.1% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	9,110	9,110
Series ROC II R 14029, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,400	5,400
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.09% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,700	6,700
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.09% 2/7/13, LOC Freddie Mac, VRDN (c)	7,600	7,600
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,200	2,200
(Urban Ctr. Apts. Proj.) Series 2012, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,100	2,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 9,515	$ 9,515
Washington State Ctfs. Prtn. Participating VRDN Series putters 4280Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,490	6,490
		175,815
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.1% 2/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	10,800	10,800
Series 2009 B, 0.1% 2/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	6,500	6,500
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	22,700	22,700
		40,000
Wisconsin - 0.8%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.12% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,200	9,200
Wisconsin Gen. Oblig. Participating VRDN Series Solar 07 4, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	24,215	24,215
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
ROC II R 11837, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,475	1,475
Series MS 3259. 0.13% 2/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000	5,000
Series 2012 D, 0.09% 2/7/13, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	13,500	13,500
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2006 A, 0.1% 2/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	4,965	4,965
Wisconsin Trans. Rev. Participating VRDN Series Putters 4213, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,735	16,735
		75,090
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 6,250	$ 6,250
TOTAL VARIABLE RATE DEMAND NOTE		5,738,138
Other Municipal Debt - 35.2%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series 2009 A, 5% 5/1/13	2,350	2,377
Alaska - 0.1%
Alaska Indl. Dev. & Export Auth. Rev. Bonds (Providence Health Systems Proj.) Series 2003 H, 5.25% 10/1/13	1,380	1,425
Anchorage Gen. Oblig. Series A1, 0.23% 6/5/13, LOC Wells Fargo Bank NA, CP	1,900	1,900
North Slope Borough Gen. Oblig. Bonds Series 2012 A, 1% 6/30/13	1,600	1,605
		4,930
Arizona - 0.6%
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,040	4,040
Phoenix Civic Impt. Series 2011 B, 0.15% 4/5/13, LOC Barclays Bank PLC, CP	7,100	7,100
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.18% 3/14/13, LOC Royal Bank of Canada, CP	13,400	13,400
Series 2012 B, 0.15% 3/7/13, LOC Wells Fargo Bank NA, CP	15,500	15,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2012 C, 0.17% 4/4/13, CP	13,000	13,000
		53,040
Arkansas - 0.0%
Arkansas Gen. Oblig. Bonds Series 2010, 5% 8/1/13	3,535	3,619
California - 8.8%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.16% 3/14/13, LOC Fed. Home Ln. Bank, San Francisco, CP	3,500	3,500
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	10,335	10,335
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Berkeley Gen. Oblig. TRAN 1% 7/11/13	$ 6,300	$ 6,322
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 M, 5% 5/1/13	2,885	2,919
Series 2010 M. 4% 5/1/13	1,220	1,231
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	5,705	5,824
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.21% tender 3/28/13, CP mode	11,200	11,200
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13	80,000	80,560
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 B, 2% 2/1/13	4,300	4,300
Series 2012 E, 2% 3/1/13	15,700	15,721
Series 2012 G, 2% 3/1/13	18,500	18,525
California Statewide Cmntys. Dev. Auth. Rev. Bonds (State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	6,700	6,819
Fresno County Gen. Oblig. TRAN 2% 6/28/13	3,700	3,727
Los Angeles County Gen. Oblig.:
Series 2010 A, 0.17% 3/4/13, LOC JPMorgan Chase Bank, CP	10,000	10,000
Series 2010 C, 0.18% 3/1/13, LOC Wells Fargo Bank NA, CP	3,600	3,600
TRAN:
Series 2012 A, 2% 2/28/13	39,600	39,653
Series 2012 B, 2% 3/29/13	41,225	41,340
Series 2012 C, 2% 6/28/13	85,000	85,615
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2012 A, 2% 5/31/13	5,500	5,532
Los Angeles Dept. of Wtr. & Pwr. Rev. Bonds Series 2011 A, 4% 7/1/13	5,000	5,078
Los Angeles Gen. Oblig. TRAN:
Series 2012 B, 2% 3/28/13	80,000	80,218
Series 2012 C, 2% 4/25/13	70,000	70,286
Series 2012 E, 2% 6/27/13	75,000	75,533
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2004 A1:
0.11% 2/7/13, LOC Wells Fargo Bank NA, CP	7,400	7,400
0.14% 4/3/13, LOC Wells Fargo Bank NA, CP	1,000	1,000
Series 2004 A2, 0.14% 4/4/13, LOC JPMorgan Chase Bank, CP	3,728	3,728
Los Angeles Unified School District TRAN:
Series 2012 A, 2.5% 2/28/13	17,100	17,129
Series 2012 A2, 1% 2/28/13	21,000	21,013
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig. TRAN Series 2012 A, 1% 6/28/13	$ 15,625	$ 15,673
Orange County Sanitation District Ctfs. of Prtn. BAN Series 2012 C, 2% 10/30/13	5,800	5,877
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.1% 2/1/13, LOC Wells Fargo Bank NA, CP	11,093	11,093
Riverside County Gen. Oblig. TRAN:
Series 2012 A, 2% 3/29/13	23,500	23,565
Series 2012 B, 2% 6/28/13	7,900	7,957
Sacramento Muni. Util. District Elec. Rev. Series 2011 L:
0.15% 2/13/13, LOC Barclays Bank PLC NY Branch, CP	53,000	53,000
0.15% 2/14/13, LOC Barclays Bank PLC NY Branch, CP	13,000	13,000
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	6,700	6,748
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,995	7,995
San Francisco County Trans. Auth. Series 2004 A, 0.2% 3/14/13, LOC Wells Fargo Bank NA, CP	28,500	28,500
Ventura County Gen. Oblig. TRAN 2.5% 7/1/13	30,900	31,192
		842,708
Colorado - 0.7%
Colorado Ed. Ln. Prog. TRAN:
Series 2012 B, 2% 6/27/13	31,600	31,827
Series 2012 C, 1.5% 6/27/13	11,500	11,562
Colorado Gen. Fdg. Rev. TRAN Series 2012 A, 2.5% 6/27/13	17,600	17,764
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,690	5,690
Jefferson County School District #R1 TAN Series 2012, 1.5% 6/28/13	3,250	3,267
		70,110
Connecticut - 0.2%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.38% tender 2/21/13, CP mode	11,335	11,335
Connecticut Gen. Oblig. Bonds Series 2012 F, 1% 9/15/13	4,835	4,858
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	1,580	1,606
		17,799
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
Delaware Gen. Oblig. Bonds Series 2009 C:
5% 10/1/13	$ 3,275	$ 3,379
5% 1/1/14	1,200	1,252
		4,631
District Of Columbia - 0.5%
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	13,600	13,600
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.22% tender 2/19/13, LOC JPMorgan Chase Bank, CP mode	10,400	10,400
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.21% 2/7/13, LOC JPMorgan Chase Bank, CP	14,000	14,000
0.21% 2/7/13, LOC JPMorgan Chase Bank, CP	5,800	5,800
		43,800
Florida - 2.1%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. and Clinics, Inc. Proj.) Series 2008 A, 0.13% tender 2/12/13, LOC Bank of America NA, CP mode	12,390	12,390
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2005 A, 5% 6/1/13	1,700	1,727
Series 2012 A, 5% 6/1/13	1,600	1,625
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2003 B, 5% 7/1/13	1,625	1,657
Series 2011 A, 4% 7/1/13	10,000	10,154
Series 2011 B, 4% 7/1/13	750	761
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds:
Series 1997 B, 6% 7/1/13	2,800	2,866
Series 1998 A, 6% 7/1/13	1,490	1,524
Florida Gen. Oblig. Bonds:
Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	2,860	2,860
Series WF 12 87C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,300	6,300
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.13% 2/20/13, LOC JPMorgan Chase Bank, CP	3,300	3,300
0.13% 2/20/13, LOC JPMorgan Chase Bank, CP	4,230	4,230
0.18% 3/5/13, LOC JPMorgan Chase Bank, CP	6,642	6,642
0.19% 2/6/13, LOC JPMorgan Chase Bank, CP	7,000	7,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Cap. Impt. Prog. Rev. Series 2012 A, 0.22% 2/14/13, LOC State Street Bank & Trust Co., Boston, CP	$ 7,500	$ 7,500
Indian River County School District TAN Series 2012, 1.25% 6/30/13	3,000	3,012
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series 2010 E, 3% 10/1/13	1,110	1,131
Series 2013 C1, 0.14% 4/3/13, CP	40,500	40,500
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/13	1,200	1,238
Miami-Dade County School District TAN Series 2012, 2.5% 2/28/13	33,100	33,156
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	15,900	15,900
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	26,135	26,135
Tampa Health Sys. Rev. Bonds:
Series 2012 B, 0.2%, tender 8/29/13 (c)	4,800	4,800
Series WF 12 21 C, 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,815	9,815
		206,223
Georgia - 0.2%
Georgia Gen. Oblig. Bonds:
Series 2003 B, 5% 7/1/13	2,000	2,039
Series 85TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,490	3,490
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	2,400	2,427
Metropolitan Atlanta Rapid Transit Series 2012 D1, 0.2% 2/5/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,900	2,900
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2006 A, 5% 7/1/13	2,500	2,549
Muni. Elec. Auth. of Georgia Bonds (Gen. Resolution Projs.) Series 1985 A, 0.17% tender 2/13/13, LOC Barclays Bank PLC, CP mode	7,500	7,500
		20,905
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2002 CY, 5.75% 2/1/13	2,500	2,500
Idaho - 0.5%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	51,700	52,074
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - 0.4%
Illinois Fin. Auth. Ed. Rev. 0.14% 4/3/13, LOC PNC Bank NA, CP	$ 4,800	$ 4,800
Illinois Fin. Auth. Rev. Bonds Series 2012 H, 0.2% tender 3/6/13, CP mode	14,000	14,000
Illinois Sales Tax Rev. Bonds Series WF 11 125C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	22,330	22,330
		41,130
Indiana - 0.6%
Indiana Fin. Auth. Indl. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2012, 0.2%, tender 7/1/13 (c)	41,300	41,300
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series D2, 0.13% tender 3/12/13, CP mode	5,900	5,900
Indianapolis Gas Util. Sys. Rev. Series 2001 A2, 0.22% 3/7/13, LOC JPMorgan Chase Bank, CP	6,100	6,100
		53,300
Iowa - 0.6%
Iowa Fin. Auth. Midwestern Bonds (Fertilizer Co. Proj.) Series 2012, 0.18%, tender 4/12/13 (c)	57,600	57,600
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.13% 9/1/13 (c)	2,600	2,600
Wichita Gen. Oblig. BAN Series 254, 0.25% 2/11/14 (b)	14,600	14,605
		17,205
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 2/12/13, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 3/6/13, CP mode	6,500	6,500
		9,600
Maryland - 1.2%
Anne Arundel County Gen. Oblig. Bonds Series 2012, 3% 4/1/13	6,060	6,088
Baltimore County Gen. Oblig.:
Bonds:
Series 2008, 5% 2/1/14	2,250	2,357
Series 2011, 3% 2/1/13	2,900	2,900
Series 2011:
0.11% 2/12/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	45,000	45,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Gen. Oblig.: - continued
Series 2011:
0.13% 3/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	$ 11,250	$ 11,250
0.13% 3/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	11,500	11,500
0.14% 2/1/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	3,900	3,900
0.14% 2/1/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	6,750	6,750
Baltimore Gen. Oblig. Bonds:
Series 2013 A, 1% 10/15/13	1,590	1,599
Series 2013 B, 1% 4/15/13	1,820	1,823
Maryland Dept. of Trans. Consolidated Trans. Rev. Bonds Series 2008, 5% 2/15/13	2,800	2,805
Maryland Gen. Oblig. Bonds:
First Series 2008, 5% 3/1/13	3,525	3,538
First Series of 2002 A, 5.5% 3/1/13	2,180	2,189
Second Series, 5% 8/1/13	1,500	1,535
Maryland Trans. Auth. Grant Rev. Bonds Series 2008, 5% 3/1/13	4,000	4,015
Montgomery County Gen. Oblig. Bonds:
Series 2010 A, 5% 8/1/13	4,485	4,591
Series 2012 B, 2.5% 11/1/13	4,290	4,363
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series 2009 A, 5% 4/1/13	2,000	2,015
		118,218
Massachusetts - 1.3%
Massachusetts Gen. Oblig. RAN Series 2012 A:
2% 4/25/13	44,500	44,686
2% 5/23/13	45,000	45,250
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 2/20/13, CP mode	9,800	9,800
Series 1993 A, 0.4% tender 3/6/13, CP mode	18,000	18,000
Series 1993 B, 0.4% tender 3/6/13, CP mode	1,950	1,950
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,820	6,820
		126,506
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - 0.9%
Michigan Bldg. Auth. Rev. Series 6, 0.14% 3/21/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	$ 16,355	$ 16,355
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series 2008 C:
0.16% tender 2/12/13, CP mode	26,125	26,125
0.19% tender 2/4/13, CP mode	29,700	29,700
Series 2008 C, 0.13% tender 3/5/13, CP mode	13,700	13,700
		85,880
Minnesota - 0.2%
Metropolitan Council Gen. Oblig. Rev. Bonds Series 2011 C, 0.25% 3/1/13	10,000	10,000
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Bonds Series 2002 B, 5.25% 3/1/13	1,000	1,004
Univ. of Minnesota Univ. Revs. Series 2005 A, 0.13% 2/5/13, CP	5,400	5,400
		16,404
Missouri - 0.2%
Curators of the Univ. of Missouri Series 2012 A, 0.19% 3/8/13, CP	5,500	5,500
Missouri Board of Pub. Buildings Spl. Oblig. Bonds Series 2003 A, 5% 10/15/13 (Pre-Refunded to 10/15/13 @ 100)	3,100	3,204
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	5,500	5,532
		14,236
Montana - 0.0%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 0.22%, tender 3/1/13 (c)	2,675	2,675
Series 1998, 0.22%, tender 3/1/13 (c)	1,500	1,500
		4,175
Nebraska - 0.5%
Nebraska Pub. Pwr. District Rev. Series 2012 A:
0.21% 2/1/13, CP	5,650	5,650
0.21% 2/5/13, CP	12,400	12,400
0.22% 2/6/13, CP	9,500	9,500
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A:
0.12% 2/13/13, CP	12,000	12,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A: - continued
0.13% 2/12/13, CP	$ 6,600	$ 6,600
0.14% 2/21/13, CP	3,500	3,500
		49,650
Nevada - 0.2%
Clark County School District Bonds Series 2008 A, 5% 6/15/13	2,350	2,390
Nevada Gen. Oblig. Bonds:
Series 2005 A, 5% 2/1/14	1,000	1,047
Series 2006 E, 5% 3/1/13	5,000	5,018
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.18% 4/4/13, LOC JPMorgan Chase Bank, CP	8,000	8,000
Series 2006 B1, 0.17% 4/4/13, LOC Wells Fargo Bank NA, CP	5,000	5,000
		21,455
New Hampshire - 0.0%
New Hampshire Gen. Oblig. Bonds:
Series 2003 A, 5% 4/15/13	1,585	1,600
Series 2012 B, 5% 11/1/13	2,700	2,796
		4,396
New Jersey - 0.0%
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	3,800	3,833
New Mexico - 0.2%
New Mexico Severance Tax Rev. Bonds Series 2010 D, 4% 7/1/13	20,250	20,567
New York - 1.0%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1, 0.15% 2/8/13, CP	8,700	8,700
Series 8, 0.15% 10/28/13, CP	12,400	12,400
New York Dorm. Auth. Revs. Series 1998, 0.21% 3/12/13, CP	6,500	6,500
New York Metropolitan Trans. Auth. Rev. Series 2, 0.17% 3/12/13, LOC Royal Bank of Canada, CP	30,300	30,300
New York Pwr. Auth. Series 1:
0.13% 3/15/13, CP	10,000	10,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Pwr. Auth. Series 1: - continued
0.15% 2/1/13, CP	$ 7,300	$ 7,300
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	20,200	20,259
		95,459
New York & New Jersey - 0.0%
Port Auth. of New York & New Jersey Series 2012 B, 0.2% 3/1/13, CP	4,100	4,100
North Carolina - 0.8%
Board of Governors of the Univ. of North Carolina:
Series 2012 D:
0.16% 2/5/13, CP	14,800	14,800
0.19% 2/13/13, CP	3,500	3,500
Series D:
0.19% 2/6/13, CP	3,500	3,500
0.19% 2/6/13, CP	1,000	1,000
Guilford County Gen. Oblig. Bonds:
Series 2005 C, 4.5% 10/1/13	5,000	5,142
Series 2012 A, 2% 3/1/13	3,645	3,650
Mecklenburg County Gen. Oblig. Bonds Series 2013 A, 2% 12/1/13	3,030	3,076
Mecklenburg County Pub. Facilities Corp. Bonds Series 2009, 5% 3/1/13	3,920	3,934
North Carolina Gen. Oblig. Bonds:
Series 2003 A, 5.25% 3/1/13	505	507
Series 2007 A, 5% 3/1/13	17,525	17,590
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2012 A, 2% 1/1/14	15,400	15,644
Wake County Gen. Oblig. Bonds Series 2012 A, 5% 2/1/13	1,490	1,490
		73,833
Ohio - 0.3%
Ohio Gen. Oblig. Bonds Series 2012 A, 2% 2/1/13	1,060	1,060
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.21% tender 2/7/13, CP mode	3,000	3,000
Series 2008 B6, 0.21% tender 2/7/13, CP mode	15,000	15,000
Series 2008 B6, 0.19% tender 6/6/13, CP mode	10,000	10,000
		29,060
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev.:
Series 2012 A, 0.18% 3/7/13, LOC State Street Bank & Trust Co., Boston, CP	$ 4,585	$ 4,585
Series 2013 A:
0.14% 3/6/13, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.16% 3/7/13, LOC State Street Bank & Trust Co., Boston, CP	500	500
0.16% 3/14/13, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
		12,085
Oregon - 1.2%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 E:
0.13% tender 3/6/13, CP mode	10,000	10,000
0.2% tender 2/7/13, CP mode	8,000	8,000
Series 2003 F, 0.13% tender 2/1/13, CP mode	10,000	10,000
Series 2003 G, 0.2% tender 2/1/13, CP mode	14,275	14,275
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,905	5,905
TAN Series 2012 A, 2% 6/28/13	62,615	63,069
Portland Swr. Sys. Rev. Bonds Series 2007 A, 5% 6/1/13	3,675	3,733
		114,982
Pennsylvania - 0.1%
Philadelphia Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	12,100	12,186
South Carolina - 0.5%
Charleston County School District:
Bonds Series 2012 B, 5% 3/1/13	5,800	5,822
TAN Series 2012, 1% 4/1/13	17,400	17,422
Darlington County School District Bonds 5% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	1,280	1,285
Horry County School District Bonds Series 2002 A, 5.125% 3/1/13	1,000	1,004
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2012 D, 1.75% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	7,700	7,709
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Series 2010 C, 0.15% 2/6/13, CP	$ 4,757	$ 4,757
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 2/1/13, CP mode	7,100	7,100
		45,099
Tennessee - 0.1%
Shelby County Gen. Oblig. Bonds Series 2004 A, 5% 4/1/13	6,325	6,375
Tennessee Gen. Oblig. Bonds Series 2005 B, 5% 8/1/13	2,250	2,304
		8,679
Texas - 7.3%
Amarillo Independent School District Bonds 4% 2/1/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,000
Arlington Independent School District Bonds Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,050	2,152
Austin Elec. Util. Sys. Rev.:
Series 2012 A:
0.15% 2/21/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,290	14,290
0.15% 2/21/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,900	7,900
Series 2013 A, 0.13% 2/21/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,100	5,100
Boerne Independent School District Bonds Series 2012, 2% 2/1/13 (Permanent School Fund of Texas Guaranteed)	3,880	3,880
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2012 A, 2% 10/1/13	2,600	2,631
Frisco Independent School District Bonds Series WF 11 1C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,850	6,850
Harris County Gen. Oblig.:
Series 2012 D, 0.17% 4/4/13 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
Series A1, 0.21% 3/19/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,300	4,300
TAN Series 2012:
1% 2/28/13	40,300	40,324
2.5% 2/28/13	16,100	16,128
Harris County Metropolitan Trans. Auth.:
Series 2012 A1:
0.17% 3/14/13 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Metropolitan Trans. Auth.: - continued
Series 2012 A1:
0.21% 5/21/13 (Liquidity Facility JPMorgan Chase Bank), CP	$ 15,400	$ 15,400
Series A1, 0.21% 2/7/13 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series A3, 0.21% 2/20/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Gen. Oblig.:
Bonds Series 2010 A, 4% 3/1/13	5,805	5,822
Series 2012 A, 0.16% 2/8/13, LOC Union Bank of California, CP	7,600	7,600
Houston Util. Sys. Rev. Bonds Series 2010 C, 5% 11/15/13	1,905	1,976
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,100	4,100
Judson Independent School District Bonds Series MS 06 1859, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,940	3,940
Lower Colorado River Auth. Rev.:
Series 2013 B, 0.14% 2/25/13, LOC Bank of America NA, CP	4,900	4,900
0.12% 2/6/13, LOC Bank of America NA, CP	3,900	3,900
0.12% 2/6/13, LOC Bank of America NA, CP	6,400	6,400
0.13% 2/5/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,900	8,900
0.13% 2/6/13, LOC Bank of America NA, CP	7,600	7,600
0.2% 2/6/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,900	12,900
0.21% 2/14/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,850	4,850
0.22% 2/14/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,500	14,500
North Texas Tollway Auth. Rev. Bonds Series 2009 D, 0.13% tender 3/11/13, LOC JPMorgan Chase Bank, CP mode	8,000	8,000
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2006 A, 5% 2/1/13	2,200	2,200
5.25% 2/1/13	1,090	1,090
San Antonio Wtr. Sys. Rev. Bonds Series 2011 A, 3% 5/15/13	1,000	1,008
Texas A&M Univ. Rev. Series 1993 B:
0.15% 3/7/13, CP	18,000	18,000
0.2% 2/12/13, CP	31,000	31,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
Bonds Series 2011 A:
4% 8/1/13	$ 2,610	$ 2,659
4% 10/1/13	1,200	1,230
TRAN 2.5% 8/30/13	303,600	307,602
Texas Muni. Pwr. Agy. Rev. Series 2005:
0.12% 2/11/13, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	7,300	7,300
0.12% 2/12/13, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	14,700	14,700
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/13	3,000	3,059
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/13	3,425	3,452
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2004 A, 5.25% 8/15/13	2,900	2,977
Series 2002 A:
0.15% 3/5/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,494	11,494
0.16% 2/5/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.16% 3/13/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,700	5,700
Upper Trinity Reg'l. Wtr. District Series 2013 A:
0.12% 2/5/13, LOC Bank of America NA, CP	5,200	5,200
0.12% 2/5/13, LOC Bank of America NA, CP	1,550	1,550
Victoria Independent School District Bonds:
Series 2005, 4% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,360	1,413
Series WF 08 26C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	12,305	12,305
		704,182
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.15% 2/20/13 (Liquidity Facility Bank of Nova Scotia), CP	5,100	5,100
Series 1997 B3, 0.15% 2/21/13 (Liquidity Facility JPMorgan Chase Bank), CP	41,000	41,000
Series 1998 B4, 0.21% 2/7/13 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Gen. Oblig. Bonds:
Series 2009 C, 4% 7/1/13	$ 2,500	$ 2,539
Series 2011 A, 4% 7/1/13	1,000	1,016
		52,595
Virginia - 0.9%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.18%, tender 8/29/13 (c)	7,900	7,900
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.22%, tender 8/29/13 (c)	17,240	17,240
Series 2012 A, 0.18%, tender 8/29/13 (c)	13,140	13,140
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Prog.) Series 2010 B, 5% 2/1/14	4,110	4,307
Series 2008 A, 5% 2/1/13	7,255	7,255
Series 2009 D, 5% 2/1/13	4,130	4,130
Series 2010 B, 5% 9/1/13	4,490	4,615
Virginia Commonwealth Trans. Board Rev. Bonds:
Series 2007 B, 5% 5/15/13	3,000	3,041
Series WF 11 93C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,690	8,690
Virginia Gen. Oblig. Bonds Series 2007 A, 5% 6/1/13	1,190	1,209
Virginia Pub. School Auth. Bonds Series X, 5% 4/15/13	5,000	5,048
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series MS 06 1860, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	11,795	11,795
		88,370
Washington - 0.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,950	9,950
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.):
Series 2003 A, 5.5% 7/1/13	2,000	2,044
Series 2004 A, 5.25% 7/1/13	1,815	1,853
Series 2007 C, 5% 7/1/13	1,010	1,030
Series 2007 A, 5% 7/1/13	1,675	1,708
Series 2008 C, 5% 7/1/13	4,495	4,583
King County Gen. Oblig. BAN 2.5% 2/28/13	16,895	16,924
Seattle Gen. Oblig. Bonds Series 2009, 5% 5/1/13	1,000	1,012
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2008, 5% 4/1/13	$ 3,000	$ 3,023
Series 2010 B:
3% 2/1/13	1,000	1,000
4% 2/1/13	1,675	1,675
Washington Gen. Oblig. Bonds:
Series 2003 A, 5% 7/1/13	1,050	1,070
Series 2004 C, 4.5% 1/1/14	3,000	3,118
Series 2012 B2, 4% 8/1/13	5,255	5,354
Series 2012 D, 2% 2/1/13	9,835	9,835
Series 2012 E, 4% 2/1/13	4,080	4,080
Series 2013 A, 4% 7/1/13	2,500	2,539
Series 2013 D, 2% 2/1/14 (b)	2,780	2,829
Series WF 11-16C, 0.27%, tender 5/9/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	13,615	13,614
		87,241
Wisconsin - 1.0%
Milwaukee School District RAN Series 2012 M11, 1.5% 6/26/13	26,100	26,234
Wisconsin Gen. Oblig.:
Bonds Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,200	5,200
Series 2005 A, 0.15% 2/21/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Series 2006 A:
0.13% 3/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,800	9,800
0.15% 2/21/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
0.19% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,900	13,900
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Ministry Health Care Proj.) Series 2012 A, 0.19% tender 2/5/13, LOC U.S. Bank NA, Cincinnati, CP mode	4,600	4,600
Series 2012 B, 2% 8/15/13	3,100	3,127
Series 2012 J, 0.15% tender 4/3/13, CP mode	3,260	3,260
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Series 1997 A, 0.15% 2/21/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 10,341	$ 10,341
Series 2006 A:
0.18% 4/4/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,910	6,910
0.19% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
		91,122
TOTAL OTHER MUNICIPAL DEBT		3,387,864
Investment Company - 4.7%
	Shares

Fidelity Tax-Free Cash Central Fund, 0.11% (d)(e)	456,388,000	456,388
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $9,582,390)		9,582,390
NET OTHER ASSETS (LIABILITIES) - 0.4%		37,580
NET ASSETS - 100%		$ 9,619,970
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $217,660,000 or 2.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	9/29/11	$ 10,335
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	9/25/12	$ 4,040
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12	$ 5,690
Security	Acquisition Date	Cost (000s)
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	12/22/11	$ 13,600
Florida Gen. Oblig. Bonds Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/10/06	$ 2,860
Florida Gen. Oblig. Bonds Series WF 12 87C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	11/1/12	$ 6,300
Frisco Independent School District Bonds Series WF 11 1C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 6,850
Georgia Gen. Oblig. Bonds Series 85TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	10/18/12	$ 3,490
Security	Acquisition Date	Cost (000s)
Illinois Sales Tax Rev. Bonds Series WF 11 125C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	11/10/11 - 5/15/12	$ 22,330
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 4,100
Judson Independent School District Bonds Series MS 06 1859, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.)	9/7/12	$ 3,940
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11	$ 6,820
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	4/26/12	$ 15,900
Security	Acquisition Date	Cost (000s)
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/12/12	$ 5,905
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	10/27/11 - 12/2/11	$ 26,135
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/1/12	$ 7,995
Tampa Health Sys. Rev. Bonds Series WF 12 21 C, 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA)	7/3/12 - 9/10/12	$ 9,815
Victoria Independent School District Bonds Series WF 08 26C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 12,305
Security	Acquisition Date	Cost (000s)
Virginia Commonwealth Trans. Board Rev. Bonds Series WF 11 93C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	8/11/11	$ 8,690
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series MS 06 1860, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.)	9/5/12	$ 11,795
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.27%, tender 5/9/13 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 11/1/12	$ 13,615
Wisconsin Gen. Oblig. Bonds Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12 - 12/28/12	$ 5,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 117
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2013, the cost of investment securities for income tax purposes was $9,582,390,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Money Market Fund

January 31, 2013

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.813260.108

FTF-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series WF 11 37C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	$ 1,700	$ 1,700
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,225	5,225
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.12% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,800	2,800
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.14% 2/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,655	4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.1% 2/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.15% 2/4/13, VRDN (c)	1,700	1,700
Univ. of Alabama Gen. Rev. Participating VRDN Series WF 12 83C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	13,700	13,700
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.12% 2/1/13, VRDN (c)	2,000	2,000
		35,780
Alaska - 1.0%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.11% 2/7/13, LOC Union Bank of California, VRDN (c)	32,725	32,725
Participating VRDN Series WF 11 132C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,680	8,680
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	21,800	21,800
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 06 33, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,040	12,040
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.09% 2/7/13 (ConocoPhillips Guaranteed), VRDN (c)	4,200	4,200
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.11% 2/7/13 (ConocoPhillips Guaranteed), VRDN (c)	13,105	13,105
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Valdez Marine Term. Rev.: - continued
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 C, 0.15% 2/7/13 (ConocoPhillips Guaranteed), VRDN (c)	$ 4,500	$ 4,500
Series 2002, 0.09% 2/7/13, VRDN (c)	3,500	3,500
		100,550
Arizona - 1.7%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.):
Series 2005 B, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,310	4,310
Series 2008 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	19,000	19,000
Series 2009 F, 0.1% 2/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	12,050	12,050
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	4,575	4,575
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	6,500	6,500
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,400	6,400
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.11% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,800	5,800
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.11% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.1% 2/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,100	4,100
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.13% 2/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series EGL 06 0141, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	16,500	16,500
Series EGL 06 14 Class A, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	11,200	11,200
Series EGL 07 0012, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	14,850	14,850
Series MS 3078, 0.1% 2/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	4,500	4,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series Putters 3708Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 16,665	$ 16,665
Series Putters 4188, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,425	5,425
Series WF 09 40C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,345	3,345
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	4,970	4,970
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
		160,190
California - 3.8%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.11% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,645	9,645
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	27,000	27,000
Series 2005 B1, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	49,400	49,400
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series DB 3294, 0.11% 2/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,000	5,000
Series MS 3248, 0.11% 2/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	5,400	5,400
Series Putters 3878 Q, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	15,300	15,300
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.09% 2/7/13, LOC Union Bank of California, VRDN (c)	2,000	2,000
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 11,370	$ 11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.1% 2/7/13, LOC Citibank NA, VRDN (c)	46,460	46,460
Foothill-De Anza Cmnty. College District Participating VRDN Series WF 11 68C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,470	8,470
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3332, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,660	6,660
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	10,680	10,680
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.1% 2/7/13, LOC Citibank NA, VRDN (c)	21,000	21,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	23,250	23,250
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2009 A, 0.09% 2/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	2,150	2,150
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,850	6,850
Series Putters 3028, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,715	8,715
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.12% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,405	1,405
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	7,800	7,800
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.11% 2/7/13, LOC Freddie Mac, VRDN (c)	8,400	8,400
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	10,430	10,430
Santa Clara Elec. Rev. Series 2008 B. 0.09% 2/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	50,000	50,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 10,000	$ 10,000
Series Putters 3365, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
		365,140
Colorado - 1.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
Colorado Gen. Fdg. Rev. Participating VRDN Series Putters 4251, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	20,510	20,510
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,965	1,965
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,425	12,425
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Series EGL 07 0039, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	17,575	17,575
Series EGL 07 0040, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Series MT 741, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	7,320	7,320
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2004 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,200	9,200
Series 2008 B, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,300	17,300
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,000	9,000
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.48% 2/7/13, LOC BNP Paribas SA, VRDN (c)	2,900	2,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 3,700	$ 3,700
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	7,625	7,625
		138,820
Connecticut - 0.0%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale-New Haven Hosp. Proj.) Series L2, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	3,800	3,800
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.25% 2/7/13, VRDN (c)	3,500	3,500
Series 1999 A, 0.28% 2/7/13, VRDN (c)	2,800	2,800
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	12,555	12,555
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200
		23,055
District Of Columbia - 0.7%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.12% 2/7/13, LOC Freddie Mac, VRDN (c)	3,620	3,620
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	11,595	11,595
(Defenders of Wildlife Proj.) 0.14% 2/7/13, LOC Bank of America NA, VRDN (c)	5,710	5,710
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,700	6,700
(The AARP Foundation Proj.) Series 2004, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	8,500	8,500
(Washington Drama Society, Inc. Proj.) Series 2008, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,100	9,100
District of Columbia Univ. Rev. (American Univ. Proj.):
Series 2006 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,100	2,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev. (American Univ. Proj.): - continued
Series 2006 B, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 12,575	$ 12,575
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.08% 2/7/13, LOC TD Banknorth, NA, VRDN (c)	3,600	3,600
		63,500
Florida - 3.1%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.15% 2/1/13, LOC Bank of America NA, VRDN (c)	6,000	6,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)	5,640	5,640
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.1% 2/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,710	2,710
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	1,745	1,745
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	29,585	29,585
Series EGL 7050054 Class A, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Series MS 3059, 0.1% 2/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	4,500	4,500
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,815	11,815
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)	5,850	5,850
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,160	5,160
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	$ 23,590	$ 23,590
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	8,600	8,600
Orlando & Orange County Expressway Auth. Rev. Series 2003 D, 0.09% 2/7/13, LOC Barclays Bank PLC NY Branch, VRDN (c)	1,500	1,500
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.11% 2/7/13, LOC Northern Trust Co., VRDN (c)	6,500	6,500
(Planned Parenthood Proj.) Series 2002, 0.11% 2/7/13, LOC Northern Trust Co., VRDN (c)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.1% 2/7/13, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,875	13,875
(Suncoast Hospice Proj.) Series 2004, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)	5,050	5,050
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	6,500	6,500
Sunshine State Govt. Fing. Commission Rev.:
(Miami-Dade County Prog.):
Series 2010 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,300	17,300
Series 2010 B, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Series 2011 C, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Series 2011 C, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,850	18,850
Tallahassee Energy Sys. Rev. Participating VRDN Series Putters 4204, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	41,775	41,775
USF College of Medicine Health Facilities Series 2006 A1, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,800	4,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
USF Fing. Corp. Ctfs. of Prtn. Series 2007, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 5,300	$ 5,300
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)	3,315	3,315
		294,000
Georgia - 2.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.14% 2/1/13, VRDN (c)	4,000	4,000
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,600	16,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.13% 2/7/13, LOC Bank of America NA, VRDN (c)	14,100	14,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,200	5,200
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.11% 2/7/13, LOC Bank of Scotland PLC, VRDN (c)	3,930	3,930
Georgia Gen. Oblig. Participating VRDN:
Series Putters 804, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	11,180	11,180
Series PZ 271, 0.12% 2/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	9,873	9,873
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,170	10,170
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.16% 2/1/13, VRDN (c)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	33,835	33,835
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Participating VRDN:
Series Putters 3755, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,500	$ 2,500
Series Putters 4016, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,500	6,500
Series 2000 B, 0.1% 2/7/13, LOC PNC Bank NA, VRDN (c)	10,650	10,650
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,000	13,000
Muni. Elec. Auth. of Georgia Series 1985 B, 0.1% 2/7/13, LOC Barclays Bank PLC, VRDN (c)	32,490	32,490
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2011 A, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	10,000	10,000
Participating VRDN Series WF 11 32C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,800	5,800
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,150	5,150
Series 2009 B, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,800	3,800
		258,953
Hawaii - 0.2%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 14, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	6,500	6,500
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.14% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	1,660	1,660
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)	1,400	1,400
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series ROC II R 11989, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
Series WF 11 119C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,560	5,560
		20,670
Illinois - 6.2%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.1% 2/7/13, LOC Northern Trust Co., VRDN (c)	17,500	17,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed. Series 2000 B, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 31,100	$ 31,100
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series Clipper 07 12, 0.1% 2/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	10,350	10,350
Series Solar 06 75, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.11% 2/7/13, LOC Barclays Bank PLC, VRDN (c)	21,700	21,700
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series RBC O 54, 0.15% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,000	5,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.1% 2/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,060	19,060
Series 2004 A2, 0.1% 2/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	33,105	33,105
Series 2004 A3, 0.1% 2/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,140	2,140
DuPage County Rev. (Morton Arboretum Proj.) 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	42,000	42,000
Illinois Edl. Facilities Auth. Rev. (Elmhurst College Proj.) Series 2003, 0.1% 2/7/13, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	31,175	31,175
(Chicago Symphony Orchestra Proj.) Series 2008, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	16,650	16,650
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,400	3,400
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,825	12,825
Series 2008 C, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	11,235	11,235
Series 2009 A, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	8,200	8,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 14,000	$ 14,000
(North Central College Proj.) Series 2008, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	17,000	17,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,050	9,050
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.12% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	21,000	21,000
Series 2009 D, 0.09% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
(Provena Health Proj.):
Series 2010 D, 0.1% 2/7/13, LOC Union Bank of California, VRDN (c)	2,900	2,900
Series D, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,700	7,700
(Rockford Mem. Hosp. Proj.) 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,400	10,400
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.1% 2/7/13, LOC Northern Trust Co., VRDN (c)	9,500	9,500
(Spertus Institute of Jewish Studies Proj.) 0.11% 2/7/13, LOC Northern Trust Co., VRDN (c)	31,270	31,270
(Trinity Int'l. Univ. Proj.) Series 2009, 0.1% 2/7/13, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,600	9,600
Participating VRDN:
Series EGL 06 115, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	13,615	13,615
Series EGL 06 118, Class A, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,570	12,570
Series Putters 3288Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
Series Putters 3764, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series 2011 B, 0.1% 2/7/13, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.11% 2/7/13, LOC Freddie Mac, VRDN (c)	15,650	15,650
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.1% 2/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	3,810	3,810
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A-2A, 0.09% 2/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	$ 2,000	$ 2,000
Series 2007 A1, 0.1% 2/7/13, LOC Citibank NA, VRDN (c)	42,100	42,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.09% 2/7/13, LOC Freddie Mac, VRDN (c)	4,600	4,600
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.11% 2/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	6,300	6,300
Series MS 3215, 0.13% 2/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	1,700	1,700
Series MS 3304, 0.1% 2/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	6,480	6,480
Univ. of Illinois Rev. Series 2008, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,100	13,100
		595,295
Indiana - 2.2%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,860	22,860
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,510	11,510
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels Midland Co. Proj.) Series 2012, 0.17% 2/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	1,800	1,800
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.1% 2/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	21,325	21,325
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	29,800	29,800
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,175	4,175
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 E, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	$ 4,050	$ 4,050
Series 2008 H, 0.09% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,695	7,695
Series 2008 I, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,135	9,135
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Health Network Proj.) Series 2009 A, 0.09% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,800	9,800
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	20,290	20,290
(DePauw Univ. Proj.) Series 2008 A, 0.08% 2/7/13, LOC Northern Trust Co., VRDN (c)	2,650	2,650
Participating VRDN Series BBT 08 12, 0.09% 2/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	11,685	11,685
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.1% 2/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (c)	26,000	26,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,000	3,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		209,575
Iowa - 0.3%
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.17% 2/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	6,000	6,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.13% 2/7/13, VRDN (c)	18,500	18,500
		24,500
Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.11% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	21,800	21,800
Louisville & Jefferson County Series 2011 A, 0.12% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
		30,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 1.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 15,450	$ 15,450
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series RBC O 31, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	3,750	3,750
Series Solar 06 133, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,300	3,300
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,900	8,900
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	12,600	12,600
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.29% 2/7/13, VRDN (c)	13,200	13,200
0.31% 2/7/13, VRDN (c)	2,800	2,800
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
Series 2010, 0.09% 2/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	37,500	37,500
Series 2011, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	20,000	20,000
		127,500
Maryland - 0.2%
Baltimore County Gen. Oblig. Participating VRDN Series WF 11 137C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	7,115	7,115
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.11% 2/7/13, LOC Fannie Mae, VRDN (c)	9,400	9,400
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.13% 2/7/13, LOC Bank of America NA, VRDN (c)	3,700	3,700
		20,215
Massachusetts - 0.7%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lasell Village Proj.) Series 2007, 0.16% 2/7/13, LOC Bank of America NA, VRDN (c)	13,250	13,250
Participating VRDN Series ROC II R 11999X, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,985	1,985
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.13% 2/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 16,000	$ 16,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series Putters 2479Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Series Putters 2857, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,255	10,255
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series PT 4644, 0.15% 2/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,680	6,680
Series ROC II R 11537, 0.12% 2/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,185	5,185
		66,310
Michigan - 1.2%
Grand Traverse County Hosp. Series 2011 B, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Michigan Bldg. Auth. Rev. Series 2011 IIB, 0.09% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,600	10,600
Michigan Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11988, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,750	6,750
Series 2012 C, 0.1% 2/7/13, LOC Citibank NA, VRDN (c)	10,500	10,500
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,200	21,200
Participating VRDN Series ROC II R 11676, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,650	8,650
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	52,000	52,000
		114,700
Minnesota - 0.4%
Edina Minn Multifamily Rev. (Edina Park Plaza Proj.) Series 1999, 0.09% 2/7/13, LOC Freddie Mac, VRDN (c)	3,940	3,940
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,400	$ 3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.09% 2/7/13, LOC Freddie Mac, VRDN (c)	7,115	7,115
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,215	5,215
St. Paul Port Auth. District Cooling Rev.:
Series 2009 11DD, 0.12% 2/7/13, LOC Deutsche Bank AG, VRDN (c)	1,000	1,000
Series 2009 9BB, 0.12% 2/7/13, LOC Deutsche Bank AG, VRDN (c)	3,000	3,000
		39,620
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,225	13,225
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
Series WF 11 117C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,200	3,200
		33,460
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.1% 2/7/13, LOC TD Banknorth, NA, VRDN (c)	24,640	24,640
(Saint Louis Univ. Proj.) Series 2008 B1, 0.15% 2/1/13, LOC Bank of America NA, VRDN (c)	4,600	4,600
Participating VRDN:
Series EGL 07 0001, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,470	10,470
Series Putters 3929, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.12% 2/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	$ 2,670	$ 2,670
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.09% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	13,800	13,800
		58,965
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	31,805	31,805
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,000	7,000
		38,805
Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.11% 2/7/13, LOC Citibank NA, VRDN (c)	6,900	6,900
Series 2008 D1, 0.11% 2/7/13, LOC Citibank NA, VRDN (c)	4,000	4,000
Series 2008 D3, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	23,600	23,600
Clark County Fuel Tax Participating VRDN:
Series BA 08 1171, 0.1% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	11,135	11,135
Series ROC II R 11507, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series WF 12 47C 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	7,655	7,655
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.1% 2/7/13, LOC Union Bank of California, VRDN (c)	3,500	3,500
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Series Putters 3489Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,965	11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,160	10,160
Reno Cap. Impt. Rev. Series 2005 A, 0.13% 2/7/13, LOC Bank of America NA, VRDN (c)	1,400	1,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.09% 2/7/13, LOC Union Bank of California, VRDN (c)	$ 10,800	$ 10,800
Series 2008 B, 0.1% 2/7/13, LOC Union Bank of California, VRDN (c)	42,200	42,200
Series 2009 A, 0.09% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	28,190	28,190
Series 2009 B, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,760	13,760
		185,765
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.28% 2/7/13, VRDN (c)	1,300	1,300
New Mexico - 2.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	210,285	210,285
New York - 5.6%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.2% 2/7/13, LOC KeyBank NA, VRDN (c)	800	800
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	11,500	11,500
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 2951, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,400	1,400
Series Putters 3282, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Series ROC II R 14000X, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,900	2,900
Series 2004 A3, 0.09% 2/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	2,000	2,000
Series 2008 J6, 0.13% 2/1/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	4,500	4,500
Series 2008 J8, 0.13% 2/1/13, LOC Landesbank Baden-Wuert, VRDN (c)	33,800	33,800
Series 2012 G3, 0.1% 2/7/13 (Liquidity Facility Citibank NA), VRDN (c)	61,100	61,100
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.12% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,105	4,105
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.12% 2/7/13, LOC RBS Citizens NA, VRDN (c)	$ 27,395	$ 27,395
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.11% 2/7/13, LOC Citibank NA, VRDN (c)	29,120	29,120
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (90 West Street Proj.) Series 2006 A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)	3,370	3,370
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BC 10 29W, 0.11% 2/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,000	10,000
Series EGL 06 69 Class A, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series Putters 3496Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,945	7,945
Series RBC 0 36, 0.09% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	9,830	9,830
Series RBC O 23, 0.09% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,265	8,265
Series ROC II R 11904, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series ROC II R 11930, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,715	9,715
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.12% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11972, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,385	4,385
Series 2001 B, 0.15% 2/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	3,500	3,500
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	12,350	12,350
(Univ. of Rochester Proj.):
Series 2003 C, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,350	18,350
Series 2008 A1, 0.09% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	49,350	49,350
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 06 47 Class A, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 20,500	$ 20,500
Series EGL 07 0002, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Series EGL 07 0066, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Series EGL 07 96, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	15,000	15,000
Series ROC II R 11722, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,100	1,100
Series ROC II R 11735, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series ROC II R 11975, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
New York Hsg. Fin. Agcy. Rev.:
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)	6,000	6,000
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	23,000	23,000
(Clinton Park Hsg. Proj.) Series 2010 A, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	18,200	18,200
Series 2009 A, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)	5,000	5,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 M1, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	31,350	31,350
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	11,800	11,800
Series 2005 D1, 0.1% 2/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series Putters 3685, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
		534,845
North Carolina - 3.9%
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	17,295	17,295
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Int'l. Arpt. Rev.: - continued
Series 2010 C, 0.12% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 11,400	$ 11,400
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 3443, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,075	6,075
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	55,300	55,300
Durham County Indistrial and Poll. Cont. Auth. Rev. Series 2007, 0.11% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	14,600	14,600
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.09% 2/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	3,860	3,860
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.07% 2/7/13, LOC Rabobank Nederland New York Branch, VRDN (c)	4,020	4,020
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,875	5,875
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,800	5,800
(High Point Univ. Rev.) Series 2006, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,930	6,930
Series 2011, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Series EGL 07 0015, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series Putters 3248, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,420	1,420
Series Putters 3331, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,250	1,250
Series Putters 3333, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500	1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Gen. Oblig. Series 2002 E, 0.1% 2/7/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	23,100	23,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.09% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	$ 75,800	$ 75,800
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	10,150	10,150
(WakeMed Proj.) Series 2009 C, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	3,300	3,300
Participating VRDN:
Series RBC O 39, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,400	1,400
Series ROC II R 11806, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series WF 12 52C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	10,745	10,745
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	8,900	8,900
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.15% 2/7/13, LOC Cr. Industriel et Commercial, VRDN (c)	6,600	6,600
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 645, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,290	5,290
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
		370,200
Ohio - 0.9%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,025	17,025
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.14% 2/1/13, LOC JPMorgan Chase Bank, VRDN (c)	15,430	15,430
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	14,385	14,385
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2000, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 3,200	$ 3,200
Series 2007 M, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Lancaster Port Auth. Gas Rev. 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	6,535	6,535
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.3% 2/7/13, VRDN (c)	6,200	6,200
Series B, 0.19% 2/7/13, VRDN (c)	700	700
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,300	7,300
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,935	1,935
		87,710
Oklahoma - 0.2%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
Univ. Hospitals Trust Rev. Series 2005 A, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	16,350	16,350
		21,350
Oregon - 0.4%
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	37,000	37,000
Pennsylvania - 2.5%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	6,470	6,470
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	1,595	1,595
(UPMC Health Sys. Proj.) Series 2010 B2, 0.09% 2/7/13, LOC Deutsche Bank AG New York Branch, VRDN (c)	12,650	12,650
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	7,835	7,835
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	$ 5,100	$ 5,100
(Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	2,100	2,100
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.13% 2/1/13, LOC Citibank NA, VRDN (c)	15,195	15,195
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.1% 2/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,835	12,835
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.11% 2/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	16,095	16,095
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.16% 2/1/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,560	4,560
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	8,700	8,700
Haverford Township School District Series 2009, 0.1% 2/7/13, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	5,500	5,500
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
Series ROC II R 11505, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series WF 11 121C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,745	4,745
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	6,450	6,450
(King's College Proj.):
Series 2001 H6, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	3,825	3,825
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(King's College Proj.):
Series 2002 J3, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	$ 1,125	$ 1,125
(Marywood Univ. Proj.) Series 2005 A, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	4,450	4,450
(Thomas Jefferson Univ. Proj.) Series 2008 B, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Participating VRDN Series Putters 4139 Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,630	6,630
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.1% 2/7/13, LOC Barclays Bank PLC, VRDN (c)	19,525	19,525
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.09% 2/7/13, LOC Bank of America NA, VRDN (c)	40,400	40,400
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,400	13,400
Somerset County Gen. Oblig.:
Series 2009 A, 0.11% 2/7/13, LOC PNC Bank NA, VRDN (c)	3,470	3,470
Series 2009 C, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	805	805
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.09% 2/7/13, LOC PNC Bank NA, VRDN (c)	3,925	3,925
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	6,000	6,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.12% 2/7/13, LOC PNC Bank NA, VRDN (c)	1,360	1,360
		243,465
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.1% 2/7/13, LOC Barclays Bank PLC NY Branch, VRDN (c)	1,000	1,000
Rhode Island - 0.6%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,310	12,310
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.11%, LOC JPMorgan Chase Bank, VRDN (c)	3,060	3,060
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(New England Institute of Technology Proj.) Series 2008, 0.08% 2/7/13, LOC TD Banknorth, NA, VRDN (c)	$ 4,660	$ 4,660
(Rhode Island School of Design Proj.) Series 2008 A, 0.09% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,800	15,800
(Roger Williams Univ. Proj.) Series 2008 B, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,710	17,710
		53,540
South Carolina - 0.4%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.13% 2/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,875	1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,885	4,885
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,700	9,700
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.2% 2/1/13, VRDN (c)	4,500	4,500
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	900	900
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.):
Series 2009 A, 0.09% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,400	3,400
Series 2009 C, 0.09% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	9,965	9,965
		35,225
Tennessee - 1.7%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,000	6,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.13% 2/7/13, LOC Bank of America NA, VRDN (c)	1,700	1,700
Series 2003, 0.19% 2/1/13, LOC Bank of America NA, VRDN (c)	4,500	4,500
Series 2004, 0.19% 2/1/13, LOC Bank of America NA, VRDN (c)	2,185	2,185
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2005, 0.19% 2/1/13, LOC Bank of America NA, VRDN (c)	$ 12,400	$ 12,400
Series 2008, 0.19% 2/1/13, LOC Bank of America NA, VRDN (c)	30,415	30,415
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,980	3,980
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.09% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,000	7,000
Series 2011 B, 0.09% 2/7/13, LOC PNC Bank NA, VRDN (c)	3,100	3,100
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	105	105
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.11% 2/7/13, LOC Bank of America NA, VRDN (c)	21,400	21,400
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.19% 2/1/13, LOC Bank of America NA, VRDN (c)	18,840	18,840
Series 2004, 0.19% 2/1/13, LOC Bank of America NA, VRDN (c)	15,150	15,150
Series 2006, 0.19% 2/1/13, LOC Bank of America NA, VRDN (c)	6,400	6,400
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.1% 2/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,000	2,000
Series Putters 2631, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.13% 2/7/13, LOC Bank of America NA, VRDN (c)	9,200	9,200
		164,375
Texas - 5.1%
Austin Independent School District Participating VRDN Series Putters 3554, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,035	7,035
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.09% 2/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 12,190	$ 12,190
Birdville Independent School District Participating VRDN Series MT 720, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	3,895	3,895
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,555	5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,750	4,750
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,400	11,400
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 08, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,125	17,125
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.14% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2005, 0.09% 2/7/13 (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)	2,800	2,800
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.1% 2/7/13, LOC Barclays Bank PLC, VRDN (c)	11,500	11,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,300	3,300
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	11,000	11,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,400	4,400
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series WF 11 104 C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	30,785	30,785
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev. Series 2010, 0.1% 2/7/13, LOC Barclays Bank PLC, VRDN (c)	$ 8,000	$ 8,000
Houston Gen. Oblig. Participating VRDN Series MT 788, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	10,515	10,515
Houston Independent School District Participating VRDN Series MT 732, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	9,805	9,805
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 12267, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,955	7,955
Series Solar 06 70, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,950	3,950
Humble Independent School District Participating VRDN Series MT 733, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	8,475	8,475
Keller Independent School District Participating VRDN Series WF11 55 C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,645	5,645
Mansfield Independent School District Participating VRDN Series Putters 754, 0.09% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	12,745	12,745
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,270	7,270
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 0.12% 2/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	3,980	3,980
North Texas Tollway Auth. Rev.:
Participating VRDN:
Series ROC II R 11947, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,200	7,200
Series ROC II R 14006, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,940	4,940
Series 2011 A, 0.1% 2/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	8,400	8,400
Pflugerville Independent School District Participating VRDN Series Putters 4183, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,700	7,700
Plano Independent School District Participating VRDN Series WF 12 3C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,615	3,615
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.13% 2/7/13 (Total SA Guaranteed), VRDN (c)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.: - continued
(Total Petrochemicals and Refining USA, Inc. Proj.) Series 2012 A, 0.13% 2/7/13 (Total SA Guaranteed), VRDN (c)	$ 11,700	$ 11,700
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 27, 0.1% 2/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,000	13,000
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.1% 2/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	3,400	3,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series WF 12 76C, 0.1% 2/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,200	5,200
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.1% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,240	3,240
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.13% 2/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.12% 2/7/13, LOC Bank of America NA, VRDN (c)	2,150	2,150
Texas Gen. Oblig. Participating VRDN:
Series EGL 07 90, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,000	12,000
Series Putters 3480, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,495	7,495
Series Putters 4262, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	56,600	56,600
Series Putters 4264, 0.12% 2/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	85,000	85,000
Series Solar 06 57, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,000	2,000
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,570	10,570
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.1% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350	5,350
		487,195
Utah - 0.4%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.12% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 19,440	$ 19,440
Utah County Hosp. Rev. Participating VRDN Series Putters 274 Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,900	9,900
		38,640
Virginia - 1.5%
Albemarle County Indl. Dev. Auth. 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	5,400	5,400
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) Series 2003, 0.1% 2/7/13, LOC Bank of America NA, VRDN (c)	4,400	4,400
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.09% 2/7/13, VRDN (c)	14,310	14,310
Participating VRDN Series Putters 4260, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,510	12,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,750	3,750
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	36,300	36,300
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.15% 2/7/13, LOC Bank of America NA, VRDN (c)	7,905	7,905
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series Putters 4261, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,045	13,045
Richmond Pub. Util. Rev. Participating VRDN:
Series MT 777, 0.13% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	4,985	4,985
Series Putters 4186, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,220	4,220
Series ROC II R 10410, 0.12% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,400	2,400
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	14,775	14,775
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,365	$ 3,365
Series ROC II R 11923, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,910	5,910
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.13% 2/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series Putters 3791Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Wise County Indl. Dev. Auth. Hosp. Series 2012 C, 0.09% 2/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	3,260	3,260
		144,885
Washington - 1.8%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,085	17,085
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,285	8,285
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,335	3,335
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,800	1,800
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.14% 2/7/13, LOC Bank of America NA, VRDN (c)	5,750	5,750
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.1% 2/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,570	7,570
Vancouver Hsg. Auth. Rev. Series 2008, 0.1% 2/7/13, LOC Freddie Mac, VRDN (c)	17,400	17,400
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,125	6,125
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.14% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Series BA 1212, 0.1% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	4,640	4,640
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Clipper 05 39, 0.1% 2/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 2,500	$ 2,500
Series DB 599, 0.11% 2/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	4,900	4,900
Series DB 606, 0.11% 2/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,895	5,895
Series Putters 3054, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
Series Putters 3856, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series ROC II R 11924, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
Washington Health Care Facilities Auth. Rev.:
(Southwest Washington Med. Ctr.) Series 2008 A, 0.11% 2/7/13, LOC Union Bank of California, VRDN (c)	9,000	9,000
Participating VRDN:
Series Putters 4728, 0.1% 2/7/13 (Liquidity Facility Bank of America NA) (c)(f)	9,110	9,110
Series ROC II R 14029, 0.11% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,400	5,400
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.09% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,700	6,700
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.09% 2/7/13, LOC Freddie Mac, VRDN (c)	7,600	7,600
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.1% 2/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,200	2,200
(Urban Ctr. Apts. Proj.) Series 2012, 0.11% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.1% 2/7/13, LOC Fannie Mae, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,100	2,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 9,515	$ 9,515
Washington State Ctfs. Prtn. Participating VRDN Series putters 4280Z, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,490	6,490
		175,815
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.1% 2/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	10,800	10,800
Series 2009 B, 0.1% 2/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	6,500	6,500
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.1% 2/7/13, LOC Branch Banking & Trust Co., VRDN (c)	22,700	22,700
		40,000
Wisconsin - 0.8%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.12% 2/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,200	9,200
Wisconsin Gen. Oblig. Participating VRDN Series Solar 07 4, 0.1% 2/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	24,215	24,215
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
ROC II R 11837, 0.1% 2/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,475	1,475
Series MS 3259. 0.13% 2/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000	5,000
Series 2012 D, 0.09% 2/7/13, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	13,500	13,500
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2006 A, 0.1% 2/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	4,965	4,965
Wisconsin Trans. Rev. Participating VRDN Series Putters 4213, 0.11% 2/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,735	16,735
		75,090
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.1% 2/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 6,250	$ 6,250
TOTAL VARIABLE RATE DEMAND NOTE		5,738,138
Other Municipal Debt - 35.2%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series 2009 A, 5% 5/1/13	2,350	2,377
Alaska - 0.1%
Alaska Indl. Dev. & Export Auth. Rev. Bonds (Providence Health Systems Proj.) Series 2003 H, 5.25% 10/1/13	1,380	1,425
Anchorage Gen. Oblig. Series A1, 0.23% 6/5/13, LOC Wells Fargo Bank NA, CP	1,900	1,900
North Slope Borough Gen. Oblig. Bonds Series 2012 A, 1% 6/30/13	1,600	1,605
		4,930
Arizona - 0.6%
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,040	4,040
Phoenix Civic Impt. Series 2011 B, 0.15% 4/5/13, LOC Barclays Bank PLC, CP	7,100	7,100
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.18% 3/14/13, LOC Royal Bank of Canada, CP	13,400	13,400
Series 2012 B, 0.15% 3/7/13, LOC Wells Fargo Bank NA, CP	15,500	15,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2012 C, 0.17% 4/4/13, CP	13,000	13,000
		53,040
Arkansas - 0.0%
Arkansas Gen. Oblig. Bonds Series 2010, 5% 8/1/13	3,535	3,619
California - 8.8%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.16% 3/14/13, LOC Fed. Home Ln. Bank, San Francisco, CP	3,500	3,500
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	10,335	10,335
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Berkeley Gen. Oblig. TRAN 1% 7/11/13	$ 6,300	$ 6,322
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 M, 5% 5/1/13	2,885	2,919
Series 2010 M. 4% 5/1/13	1,220	1,231
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	5,705	5,824
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.21% tender 3/28/13, CP mode	11,200	11,200
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13	80,000	80,560
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 B, 2% 2/1/13	4,300	4,300
Series 2012 E, 2% 3/1/13	15,700	15,721
Series 2012 G, 2% 3/1/13	18,500	18,525
California Statewide Cmntys. Dev. Auth. Rev. Bonds (State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	6,700	6,819
Fresno County Gen. Oblig. TRAN 2% 6/28/13	3,700	3,727
Los Angeles County Gen. Oblig.:
Series 2010 A, 0.17% 3/4/13, LOC JPMorgan Chase Bank, CP	10,000	10,000
Series 2010 C, 0.18% 3/1/13, LOC Wells Fargo Bank NA, CP	3,600	3,600
TRAN:
Series 2012 A, 2% 2/28/13	39,600	39,653
Series 2012 B, 2% 3/29/13	41,225	41,340
Series 2012 C, 2% 6/28/13	85,000	85,615
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2012 A, 2% 5/31/13	5,500	5,532
Los Angeles Dept. of Wtr. & Pwr. Rev. Bonds Series 2011 A, 4% 7/1/13	5,000	5,078
Los Angeles Gen. Oblig. TRAN:
Series 2012 B, 2% 3/28/13	80,000	80,218
Series 2012 C, 2% 4/25/13	70,000	70,286
Series 2012 E, 2% 6/27/13	75,000	75,533
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2004 A1:
0.11% 2/7/13, LOC Wells Fargo Bank NA, CP	7,400	7,400
0.14% 4/3/13, LOC Wells Fargo Bank NA, CP	1,000	1,000
Series 2004 A2, 0.14% 4/4/13, LOC JPMorgan Chase Bank, CP	3,728	3,728
Los Angeles Unified School District TRAN:
Series 2012 A, 2.5% 2/28/13	17,100	17,129
Series 2012 A2, 1% 2/28/13	21,000	21,013
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig. TRAN Series 2012 A, 1% 6/28/13	$ 15,625	$ 15,673
Orange County Sanitation District Ctfs. of Prtn. BAN Series 2012 C, 2% 10/30/13	5,800	5,877
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.1% 2/1/13, LOC Wells Fargo Bank NA, CP	11,093	11,093
Riverside County Gen. Oblig. TRAN:
Series 2012 A, 2% 3/29/13	23,500	23,565
Series 2012 B, 2% 6/28/13	7,900	7,957
Sacramento Muni. Util. District Elec. Rev. Series 2011 L:
0.15% 2/13/13, LOC Barclays Bank PLC NY Branch, CP	53,000	53,000
0.15% 2/14/13, LOC Barclays Bank PLC NY Branch, CP	13,000	13,000
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	6,700	6,748
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,995	7,995
San Francisco County Trans. Auth. Series 2004 A, 0.2% 3/14/13, LOC Wells Fargo Bank NA, CP	28,500	28,500
Ventura County Gen. Oblig. TRAN 2.5% 7/1/13	30,900	31,192
		842,708
Colorado - 0.7%
Colorado Ed. Ln. Prog. TRAN:
Series 2012 B, 2% 6/27/13	31,600	31,827
Series 2012 C, 1.5% 6/27/13	11,500	11,562
Colorado Gen. Fdg. Rev. TRAN Series 2012 A, 2.5% 6/27/13	17,600	17,764
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,690	5,690
Jefferson County School District #R1 TAN Series 2012, 1.5% 6/28/13	3,250	3,267
		70,110
Connecticut - 0.2%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.38% tender 2/21/13, CP mode	11,335	11,335
Connecticut Gen. Oblig. Bonds Series 2012 F, 1% 9/15/13	4,835	4,858
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	1,580	1,606
		17,799
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
Delaware Gen. Oblig. Bonds Series 2009 C:
5% 10/1/13	$ 3,275	$ 3,379
5% 1/1/14	1,200	1,252
		4,631
District Of Columbia - 0.5%
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	13,600	13,600
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.22% tender 2/19/13, LOC JPMorgan Chase Bank, CP mode	10,400	10,400
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.21% 2/7/13, LOC JPMorgan Chase Bank, CP	14,000	14,000
0.21% 2/7/13, LOC JPMorgan Chase Bank, CP	5,800	5,800
		43,800
Florida - 2.1%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. and Clinics, Inc. Proj.) Series 2008 A, 0.13% tender 2/12/13, LOC Bank of America NA, CP mode	12,390	12,390
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2005 A, 5% 6/1/13	1,700	1,727
Series 2012 A, 5% 6/1/13	1,600	1,625
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2003 B, 5% 7/1/13	1,625	1,657
Series 2011 A, 4% 7/1/13	10,000	10,154
Series 2011 B, 4% 7/1/13	750	761
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds:
Series 1997 B, 6% 7/1/13	2,800	2,866
Series 1998 A, 6% 7/1/13	1,490	1,524
Florida Gen. Oblig. Bonds:
Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	2,860	2,860
Series WF 12 87C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,300	6,300
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.13% 2/20/13, LOC JPMorgan Chase Bank, CP	3,300	3,300
0.13% 2/20/13, LOC JPMorgan Chase Bank, CP	4,230	4,230
0.18% 3/5/13, LOC JPMorgan Chase Bank, CP	6,642	6,642
0.19% 2/6/13, LOC JPMorgan Chase Bank, CP	7,000	7,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Cap. Impt. Prog. Rev. Series 2012 A, 0.22% 2/14/13, LOC State Street Bank & Trust Co., Boston, CP	$ 7,500	$ 7,500
Indian River County School District TAN Series 2012, 1.25% 6/30/13	3,000	3,012
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series 2010 E, 3% 10/1/13	1,110	1,131
Series 2013 C1, 0.14% 4/3/13, CP	40,500	40,500
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/13	1,200	1,238
Miami-Dade County School District TAN Series 2012, 2.5% 2/28/13	33,100	33,156
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	15,900	15,900
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	26,135	26,135
Tampa Health Sys. Rev. Bonds:
Series 2012 B, 0.2%, tender 8/29/13 (c)	4,800	4,800
Series WF 12 21 C, 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,815	9,815
		206,223
Georgia - 0.2%
Georgia Gen. Oblig. Bonds:
Series 2003 B, 5% 7/1/13	2,000	2,039
Series 85TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,490	3,490
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	2,400	2,427
Metropolitan Atlanta Rapid Transit Series 2012 D1, 0.2% 2/5/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,900	2,900
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2006 A, 5% 7/1/13	2,500	2,549
Muni. Elec. Auth. of Georgia Bonds (Gen. Resolution Projs.) Series 1985 A, 0.17% tender 2/13/13, LOC Barclays Bank PLC, CP mode	7,500	7,500
		20,905
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2002 CY, 5.75% 2/1/13	2,500	2,500
Idaho - 0.5%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	51,700	52,074
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - 0.4%
Illinois Fin. Auth. Ed. Rev. 0.14% 4/3/13, LOC PNC Bank NA, CP	$ 4,800	$ 4,800
Illinois Fin. Auth. Rev. Bonds Series 2012 H, 0.2% tender 3/6/13, CP mode	14,000	14,000
Illinois Sales Tax Rev. Bonds Series WF 11 125C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	22,330	22,330
		41,130
Indiana - 0.6%
Indiana Fin. Auth. Indl. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2012, 0.2%, tender 7/1/13 (c)	41,300	41,300
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series D2, 0.13% tender 3/12/13, CP mode	5,900	5,900
Indianapolis Gas Util. Sys. Rev. Series 2001 A2, 0.22% 3/7/13, LOC JPMorgan Chase Bank, CP	6,100	6,100
		53,300
Iowa - 0.6%
Iowa Fin. Auth. Midwestern Bonds (Fertilizer Co. Proj.) Series 2012, 0.18%, tender 4/12/13 (c)	57,600	57,600
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.13% 9/1/13 (c)	2,600	2,600
Wichita Gen. Oblig. BAN Series 254, 0.25% 2/11/14 (b)	14,600	14,605
		17,205
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 2/12/13, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 3/6/13, CP mode	6,500	6,500
		9,600
Maryland - 1.2%
Anne Arundel County Gen. Oblig. Bonds Series 2012, 3% 4/1/13	6,060	6,088
Baltimore County Gen. Oblig.:
Bonds:
Series 2008, 5% 2/1/14	2,250	2,357
Series 2011, 3% 2/1/13	2,900	2,900
Series 2011:
0.11% 2/12/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	45,000	45,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Gen. Oblig.: - continued
Series 2011:
0.13% 3/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	$ 11,250	$ 11,250
0.13% 3/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	11,500	11,500
0.14% 2/1/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	3,900	3,900
0.14% 2/1/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	6,750	6,750
Baltimore Gen. Oblig. Bonds:
Series 2013 A, 1% 10/15/13	1,590	1,599
Series 2013 B, 1% 4/15/13	1,820	1,823
Maryland Dept. of Trans. Consolidated Trans. Rev. Bonds Series 2008, 5% 2/15/13	2,800	2,805
Maryland Gen. Oblig. Bonds:
First Series 2008, 5% 3/1/13	3,525	3,538
First Series of 2002 A, 5.5% 3/1/13	2,180	2,189
Second Series, 5% 8/1/13	1,500	1,535
Maryland Trans. Auth. Grant Rev. Bonds Series 2008, 5% 3/1/13	4,000	4,015
Montgomery County Gen. Oblig. Bonds:
Series 2010 A, 5% 8/1/13	4,485	4,591
Series 2012 B, 2.5% 11/1/13	4,290	4,363
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series 2009 A, 5% 4/1/13	2,000	2,015
		118,218
Massachusetts - 1.3%
Massachusetts Gen. Oblig. RAN Series 2012 A:
2% 4/25/13	44,500	44,686
2% 5/23/13	45,000	45,250
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 2/20/13, CP mode	9,800	9,800
Series 1993 A, 0.4% tender 3/6/13, CP mode	18,000	18,000
Series 1993 B, 0.4% tender 3/6/13, CP mode	1,950	1,950
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,820	6,820
		126,506
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - 0.9%
Michigan Bldg. Auth. Rev. Series 6, 0.14% 3/21/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	$ 16,355	$ 16,355
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series 2008 C:
0.16% tender 2/12/13, CP mode	26,125	26,125
0.19% tender 2/4/13, CP mode	29,700	29,700
Series 2008 C, 0.13% tender 3/5/13, CP mode	13,700	13,700
		85,880
Minnesota - 0.2%
Metropolitan Council Gen. Oblig. Rev. Bonds Series 2011 C, 0.25% 3/1/13	10,000	10,000
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Bonds Series 2002 B, 5.25% 3/1/13	1,000	1,004
Univ. of Minnesota Univ. Revs. Series 2005 A, 0.13% 2/5/13, CP	5,400	5,400
		16,404
Missouri - 0.2%
Curators of the Univ. of Missouri Series 2012 A, 0.19% 3/8/13, CP	5,500	5,500
Missouri Board of Pub. Buildings Spl. Oblig. Bonds Series 2003 A, 5% 10/15/13 (Pre-Refunded to 10/15/13 @ 100)	3,100	3,204
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	5,500	5,532
		14,236
Montana - 0.0%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 0.22%, tender 3/1/13 (c)	2,675	2,675
Series 1998, 0.22%, tender 3/1/13 (c)	1,500	1,500
		4,175
Nebraska - 0.5%
Nebraska Pub. Pwr. District Rev. Series 2012 A:
0.21% 2/1/13, CP	5,650	5,650
0.21% 2/5/13, CP	12,400	12,400
0.22% 2/6/13, CP	9,500	9,500
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A:
0.12% 2/13/13, CP	12,000	12,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A: - continued
0.13% 2/12/13, CP	$ 6,600	$ 6,600
0.14% 2/21/13, CP	3,500	3,500
		49,650
Nevada - 0.2%
Clark County School District Bonds Series 2008 A, 5% 6/15/13	2,350	2,390
Nevada Gen. Oblig. Bonds:
Series 2005 A, 5% 2/1/14	1,000	1,047
Series 2006 E, 5% 3/1/13	5,000	5,018
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.18% 4/4/13, LOC JPMorgan Chase Bank, CP	8,000	8,000
Series 2006 B1, 0.17% 4/4/13, LOC Wells Fargo Bank NA, CP	5,000	5,000
		21,455
New Hampshire - 0.0%
New Hampshire Gen. Oblig. Bonds:
Series 2003 A, 5% 4/15/13	1,585	1,600
Series 2012 B, 5% 11/1/13	2,700	2,796
		4,396
New Jersey - 0.0%
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	3,800	3,833
New Mexico - 0.2%
New Mexico Severance Tax Rev. Bonds Series 2010 D, 4% 7/1/13	20,250	20,567
New York - 1.0%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1, 0.15% 2/8/13, CP	8,700	8,700
Series 8, 0.15% 10/28/13, CP	12,400	12,400
New York Dorm. Auth. Revs. Series 1998, 0.21% 3/12/13, CP	6,500	6,500
New York Metropolitan Trans. Auth. Rev. Series 2, 0.17% 3/12/13, LOC Royal Bank of Canada, CP	30,300	30,300
New York Pwr. Auth. Series 1:
0.13% 3/15/13, CP	10,000	10,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Pwr. Auth. Series 1: - continued
0.15% 2/1/13, CP	$ 7,300	$ 7,300
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	20,200	20,259
		95,459
New York & New Jersey - 0.0%
Port Auth. of New York & New Jersey Series 2012 B, 0.2% 3/1/13, CP	4,100	4,100
North Carolina - 0.8%
Board of Governors of the Univ. of North Carolina:
Series 2012 D:
0.16% 2/5/13, CP	14,800	14,800
0.19% 2/13/13, CP	3,500	3,500
Series D:
0.19% 2/6/13, CP	3,500	3,500
0.19% 2/6/13, CP	1,000	1,000
Guilford County Gen. Oblig. Bonds:
Series 2005 C, 4.5% 10/1/13	5,000	5,142
Series 2012 A, 2% 3/1/13	3,645	3,650
Mecklenburg County Gen. Oblig. Bonds Series 2013 A, 2% 12/1/13	3,030	3,076
Mecklenburg County Pub. Facilities Corp. Bonds Series 2009, 5% 3/1/13	3,920	3,934
North Carolina Gen. Oblig. Bonds:
Series 2003 A, 5.25% 3/1/13	505	507
Series 2007 A, 5% 3/1/13	17,525	17,590
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2012 A, 2% 1/1/14	15,400	15,644
Wake County Gen. Oblig. Bonds Series 2012 A, 5% 2/1/13	1,490	1,490
		73,833
Ohio - 0.3%
Ohio Gen. Oblig. Bonds Series 2012 A, 2% 2/1/13	1,060	1,060
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.21% tender 2/7/13, CP mode	3,000	3,000
Series 2008 B6, 0.21% tender 2/7/13, CP mode	15,000	15,000
Series 2008 B6, 0.19% tender 6/6/13, CP mode	10,000	10,000
		29,060
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev.:
Series 2012 A, 0.18% 3/7/13, LOC State Street Bank & Trust Co., Boston, CP	$ 4,585	$ 4,585
Series 2013 A:
0.14% 3/6/13, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.16% 3/7/13, LOC State Street Bank & Trust Co., Boston, CP	500	500
0.16% 3/14/13, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
		12,085
Oregon - 1.2%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 E:
0.13% tender 3/6/13, CP mode	10,000	10,000
0.2% tender 2/7/13, CP mode	8,000	8,000
Series 2003 F, 0.13% tender 2/1/13, CP mode	10,000	10,000
Series 2003 G, 0.2% tender 2/1/13, CP mode	14,275	14,275
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,905	5,905
TAN Series 2012 A, 2% 6/28/13	62,615	63,069
Portland Swr. Sys. Rev. Bonds Series 2007 A, 5% 6/1/13	3,675	3,733
		114,982
Pennsylvania - 0.1%
Philadelphia Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	12,100	12,186
South Carolina - 0.5%
Charleston County School District:
Bonds Series 2012 B, 5% 3/1/13	5,800	5,822
TAN Series 2012, 1% 4/1/13	17,400	17,422
Darlington County School District Bonds 5% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	1,280	1,285
Horry County School District Bonds Series 2002 A, 5.125% 3/1/13	1,000	1,004
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2012 D, 1.75% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	7,700	7,709
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Series 2010 C, 0.15% 2/6/13, CP	$ 4,757	$ 4,757
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 2/1/13, CP mode	7,100	7,100
		45,099
Tennessee - 0.1%
Shelby County Gen. Oblig. Bonds Series 2004 A, 5% 4/1/13	6,325	6,375
Tennessee Gen. Oblig. Bonds Series 2005 B, 5% 8/1/13	2,250	2,304
		8,679
Texas - 7.3%
Amarillo Independent School District Bonds 4% 2/1/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,000
Arlington Independent School District Bonds Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,050	2,152
Austin Elec. Util. Sys. Rev.:
Series 2012 A:
0.15% 2/21/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,290	14,290
0.15% 2/21/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,900	7,900
Series 2013 A, 0.13% 2/21/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,100	5,100
Boerne Independent School District Bonds Series 2012, 2% 2/1/13 (Permanent School Fund of Texas Guaranteed)	3,880	3,880
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2012 A, 2% 10/1/13	2,600	2,631
Frisco Independent School District Bonds Series WF 11 1C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,850	6,850
Harris County Gen. Oblig.:
Series 2012 D, 0.17% 4/4/13 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
Series A1, 0.21% 3/19/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,300	4,300
TAN Series 2012:
1% 2/28/13	40,300	40,324
2.5% 2/28/13	16,100	16,128
Harris County Metropolitan Trans. Auth.:
Series 2012 A1:
0.17% 3/14/13 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Metropolitan Trans. Auth.: - continued
Series 2012 A1:
0.21% 5/21/13 (Liquidity Facility JPMorgan Chase Bank), CP	$ 15,400	$ 15,400
Series A1, 0.21% 2/7/13 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series A3, 0.21% 2/20/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Gen. Oblig.:
Bonds Series 2010 A, 4% 3/1/13	5,805	5,822
Series 2012 A, 0.16% 2/8/13, LOC Union Bank of California, CP	7,600	7,600
Houston Util. Sys. Rev. Bonds Series 2010 C, 5% 11/15/13	1,905	1,976
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,100	4,100
Judson Independent School District Bonds Series MS 06 1859, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,940	3,940
Lower Colorado River Auth. Rev.:
Series 2013 B, 0.14% 2/25/13, LOC Bank of America NA, CP	4,900	4,900
0.12% 2/6/13, LOC Bank of America NA, CP	3,900	3,900
0.12% 2/6/13, LOC Bank of America NA, CP	6,400	6,400
0.13% 2/5/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,900	8,900
0.13% 2/6/13, LOC Bank of America NA, CP	7,600	7,600
0.2% 2/6/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,900	12,900
0.21% 2/14/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,850	4,850
0.22% 2/14/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,500	14,500
North Texas Tollway Auth. Rev. Bonds Series 2009 D, 0.13% tender 3/11/13, LOC JPMorgan Chase Bank, CP mode	8,000	8,000
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2006 A, 5% 2/1/13	2,200	2,200
5.25% 2/1/13	1,090	1,090
San Antonio Wtr. Sys. Rev. Bonds Series 2011 A, 3% 5/15/13	1,000	1,008
Texas A&M Univ. Rev. Series 1993 B:
0.15% 3/7/13, CP	18,000	18,000
0.2% 2/12/13, CP	31,000	31,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
Bonds Series 2011 A:
4% 8/1/13	$ 2,610	$ 2,659
4% 10/1/13	1,200	1,230
TRAN 2.5% 8/30/13	303,600	307,602
Texas Muni. Pwr. Agy. Rev. Series 2005:
0.12% 2/11/13, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	7,300	7,300
0.12% 2/12/13, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	14,700	14,700
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/13	3,000	3,059
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/13	3,425	3,452
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2004 A, 5.25% 8/15/13	2,900	2,977
Series 2002 A:
0.15% 3/5/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,494	11,494
0.16% 2/5/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.16% 3/13/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,700	5,700
Upper Trinity Reg'l. Wtr. District Series 2013 A:
0.12% 2/5/13, LOC Bank of America NA, CP	5,200	5,200
0.12% 2/5/13, LOC Bank of America NA, CP	1,550	1,550
Victoria Independent School District Bonds:
Series 2005, 4% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,360	1,413
Series WF 08 26C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	12,305	12,305
		704,182
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.15% 2/20/13 (Liquidity Facility Bank of Nova Scotia), CP	5,100	5,100
Series 1997 B3, 0.15% 2/21/13 (Liquidity Facility JPMorgan Chase Bank), CP	41,000	41,000
Series 1998 B4, 0.21% 2/7/13 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Gen. Oblig. Bonds:
Series 2009 C, 4% 7/1/13	$ 2,500	$ 2,539
Series 2011 A, 4% 7/1/13	1,000	1,016
		52,595
Virginia - 0.9%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.18%, tender 8/29/13 (c)	7,900	7,900
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.22%, tender 8/29/13 (c)	17,240	17,240
Series 2012 A, 0.18%, tender 8/29/13 (c)	13,140	13,140
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Prog.) Series 2010 B, 5% 2/1/14	4,110	4,307
Series 2008 A, 5% 2/1/13	7,255	7,255
Series 2009 D, 5% 2/1/13	4,130	4,130
Series 2010 B, 5% 9/1/13	4,490	4,615
Virginia Commonwealth Trans. Board Rev. Bonds:
Series 2007 B, 5% 5/15/13	3,000	3,041
Series WF 11 93C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,690	8,690
Virginia Gen. Oblig. Bonds Series 2007 A, 5% 6/1/13	1,190	1,209
Virginia Pub. School Auth. Bonds Series X, 5% 4/15/13	5,000	5,048
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series MS 06 1860, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	11,795	11,795
		88,370
Washington - 0.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,950	9,950
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.):
Series 2003 A, 5.5% 7/1/13	2,000	2,044
Series 2004 A, 5.25% 7/1/13	1,815	1,853
Series 2007 C, 5% 7/1/13	1,010	1,030
Series 2007 A, 5% 7/1/13	1,675	1,708
Series 2008 C, 5% 7/1/13	4,495	4,583
King County Gen. Oblig. BAN 2.5% 2/28/13	16,895	16,924
Seattle Gen. Oblig. Bonds Series 2009, 5% 5/1/13	1,000	1,012
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2008, 5% 4/1/13	$ 3,000	$ 3,023
Series 2010 B:
3% 2/1/13	1,000	1,000
4% 2/1/13	1,675	1,675
Washington Gen. Oblig. Bonds:
Series 2003 A, 5% 7/1/13	1,050	1,070
Series 2004 C, 4.5% 1/1/14	3,000	3,118
Series 2012 B2, 4% 8/1/13	5,255	5,354
Series 2012 D, 2% 2/1/13	9,835	9,835
Series 2012 E, 4% 2/1/13	4,080	4,080
Series 2013 A, 4% 7/1/13	2,500	2,539
Series 2013 D, 2% 2/1/14 (b)	2,780	2,829
Series WF 11-16C, 0.27%, tender 5/9/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	13,615	13,614
		87,241
Wisconsin - 1.0%
Milwaukee School District RAN Series 2012 M11, 1.5% 6/26/13	26,100	26,234
Wisconsin Gen. Oblig.:
Bonds Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,200	5,200
Series 2005 A, 0.15% 2/21/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Series 2006 A:
0.13% 3/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,800	9,800
0.15% 2/21/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
0.19% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,900	13,900
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Ministry Health Care Proj.) Series 2012 A, 0.19% tender 2/5/13, LOC U.S. Bank NA, Cincinnati, CP mode	4,600	4,600
Series 2012 B, 2% 8/15/13	3,100	3,127
Series 2012 J, 0.15% tender 4/3/13, CP mode	3,260	3,260
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Series 1997 A, 0.15% 2/21/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 10,341	$ 10,341
Series 2006 A:
0.18% 4/4/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,910	6,910
0.19% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
		91,122
TOTAL OTHER MUNICIPAL DEBT		3,387,864
Investment Company - 4.7%
	Shares

Fidelity Tax-Free Cash Central Fund, 0.11% (d)(e)	456,388,000	456,388
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $9,582,390)		9,582,390
NET OTHER ASSETS (LIABILITIES) - 0.4%		37,580
NET ASSETS - 100%		$ 9,619,970
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $217,660,000 or 2.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	9/29/11	$ 10,335
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	9/25/12	$ 4,040
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12	$ 5,690
Security	Acquisition Date	Cost (000s)
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	12/22/11	$ 13,600
Florida Gen. Oblig. Bonds Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/10/06	$ 2,860
Florida Gen. Oblig. Bonds Series WF 12 87C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	11/1/12	$ 6,300
Frisco Independent School District Bonds Series WF 11 1C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 6,850
Georgia Gen. Oblig. Bonds Series 85TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	10/18/12	$ 3,490
Security	Acquisition Date	Cost (000s)
Illinois Sales Tax Rev. Bonds Series WF 11 125C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	11/10/11 - 5/15/12	$ 22,330
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 4,100
Judson Independent School District Bonds Series MS 06 1859, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.)	9/7/12	$ 3,940
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11	$ 6,820
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	4/26/12	$ 15,900
Security	Acquisition Date	Cost (000s)
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/12/12	$ 5,905
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	10/27/11 - 12/2/11	$ 26,135
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/1/12	$ 7,995
Tampa Health Sys. Rev. Bonds Series WF 12 21 C, 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA)	7/3/12 - 9/10/12	$ 9,815
Victoria Independent School District Bonds Series WF 08 26C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 12,305
Security	Acquisition Date	Cost (000s)
Virginia Commonwealth Trans. Board Rev. Bonds Series WF 11 93C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	8/11/11	$ 8,690
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series MS 06 1860, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.)	9/5/12	$ 11,795
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.27%, tender 5/9/13 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 11/1/12	$ 13,615
Wisconsin Gen. Oblig. Bonds Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12 - 12/28/12	$ 5,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 117
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2013, the cost of investment securities for income tax purposes was $9,582,390,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

January 31, 2013

1.813076.108

MM-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 39.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.6%
Branch Banking & Trust Co.
3/28/13 to 5/1/13	0.32 to 0.36%	$ 137,000	$ 137,000
State Street Bank & Trust Co., Boston
3/7/13 to 6/7/13	0.23 to 0.28	169,000	169,000
			306,000
London Branch, Eurodollar, Foreign Banks - 5.2%
ABN AMRO Bank NV
2/11/13	0.26	78,000	77,994
Australia & New Zealand Banking Group Ltd.
4/22/13	0.25	65,000	65,001
Commonwealth Bank of Australia
3/14/13	0.24	20,000	20,000
DNB Bank ASA
5/10/13 to 5/13/13	0.26	67,000	67,000
HSBC Bank PLC
4/12/13 to 7/15/13	0.25 to 0.30	87,000	87,000
Mizuho Corporate Bank Ltd.
3/21/13 to 4/22/13	0.30 to 0.34	46,000	46,000
National Australia Bank Ltd.
4/12/13 to 6/3/13	0.25 to 0.27 (c)	611,000	611,000
			973,995
New York Branch, Yankee Dollar, Foreign Banks - 33.1%
Bank of Montreal Chicago CD Program
2/7/13 to 9/6/13	0.17 to 0.40 (c)	797,350	797,351
Bank of Nova Scotia
4/11/13 to 10/11/13	0.24 to 0.54 (c)	487,000	486,996
Bank of Tokyo-Mitsubishi UFJ Ltd.
2/11/13 to 7/10/13	0.27 to 0.50 (c)	728,000	728,000
Canadian Imperial Bank of Commerce
7/3/13 to 9/17/13	0.29 to 0.39 (c)	299,000	299,000
Credit Suisse
5/1/13	0.27 (c)	101,000	101,000
DnB NOR Bank ASA
2/12/13	0.25	30,000	30,000
Mitsubishi UFJ Trust & Banking Corp.
2/21/13 to 5/2/13	0.40 to 0.55	240,000	240,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Mizuho Corporate Bank Ltd.
2/4/13 to 5/29/13	0.30 to 0.32%	$ 575,000	$ 575,001
Natexis Banques Populaires New York Branch
2/4/13 to 2/7/13	0.20 to 0.30	225,000	225,000
Nordea Bank Finland PLC
2/20/13 to 5/14/13	0.27 to 0.28	220,000	220,000
Royal Bank of Canada
2/11/13 to 8/30/13	0.38 to 0.69 (c)	204,000	204,000
Skandinaviska Enskilda Banken
2/6/13	0.26	89,000	89,000
Skandinaviska Enskilda Banken AB
3/14/13	0.25	4,900	4,901
Societe Generale
2/1/13	0.35	303,000	303,000
Sumitomo Mitsui Banking Corp.
2/13/13 to 5/9/13	0.34 to 0.42 (c)	773,000	773,001
Sumitomo Trust & Banking Co. Ltd.
2/5/13 to 6/5/13	0.30	502,000	502,000
Svenska Handelsbanken, Inc.
5/20/13	0.28	40,000	40,001
Toronto-Dominion Bank
2/4/13 to 9/13/13	0.22 to 0.32 (c)	445,000	445,001
Westpac Banking Corp.
5/7/13	0.22	120,000	120,060
			6,183,312
TOTAL CERTIFICATE OF DEPOSIT			7,463,307
Financial Company Commercial Paper - 19.5%

Australia & New Zealand Banking Group Ltd.
4/9/13	0.20	100,000	99,963
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/9/13 to 4/30/13	0.28 to 0.30	51,000	50,969
Barclays U.S. Funding Corp.
4/9/13	0.25	169,000	168,921
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
BNP Paribas Finance, Inc.
3/28/13	0.31%	$ 197,000	$ 196,907
Commonwealth Bank of Australia
2/21/13 to 7/29/13	0.19 to 0.26 (c)	865,000	864,618
8/6/13	0.25	52,000	51,934
Credit Suisse
2/19/13 to 6/3/13	0.26 to 0.27	217,000	216,899
DNB Bank ASA
2/4/13 to 3/25/13	0.25 to 0.26	162,000	161,966
General Electric Capital Corp.
7/8/13 to 7/9/13	0.25	47,000	46,949
Lloyds TSB Bank PLC
2/4/13 to 2/28/13	0.17 to 0.18	474,000	473,972
Nationwide Building Society
3/7/13	0.30	18,000	17,995
Nordea North America, Inc.
4/4/13	0.25	79,000	78,966
PNC Bank NA
2/15/13	0.39	39,000	38,994
Skandinaviska Enskilda Banken AB
2/1/13 to 3/5/13	0.26 to 0.28	119,000	118,987
Societe Generale North America, Inc.
3/4/13	0.29	308,000	307,923
Svenska Handelsbanken, Inc.
2/1/13 to 5/20/13	0.24 to 0.28	252,000	251,923
Swedbank AB
5/24/13 to 6/7/13	0.26 to 0.27	120,000	119,894
Toyota Motor Credit Corp.
3/1/13 to 3/8/13	0.31 to 0.32	48,000	47,987
Westpac Banking Corp.
3/6/13 to 7/8/13	0.22 to 0.28 (c)	324,000	323,988
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			3,639,755
Asset Backed Commercial Paper - 2.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)
2/11/13	0.22%	$ 22,000	$ 21,999
2/14/13	0.19	47,000	46,997
3/11/13	0.23	100,000	99,976
3/15/13	0.20	108,000	107,975
3/18/13	0.25	50,000	49,984
Market Street Funding LLC (Liquidity Facility PNC Bank NA)

4/1/13	0.22	15,149	15,144
4/4/13	0.22	90,067	90,033
TOTAL ASSET BACKED COMMERCIAL PAPER			432,108
Treasury Debt - 10.9%

U.S. Treasury Obligations - 10.9%
U.S. Treasury Bills
4/18/13 to 8/22/13	0.15 to 0.20	461,400	461,165
U.S. Treasury Notes
2/15/13 to 12/15/13	0.16 to 0.24	1,574,500	1,583,014
TOTAL TREASURY DEBT			2,044,179
Other Note - 3.1%

Medium-Term Notes - 3.1%
Royal Bank of Canada
8/30/13 to 9/13/13	0.41 to 0.69 (b)(c)	400,000	400,000
9/6/13	0.36 (c)	176,000	175,979
TOTAL OTHER NOTE			575,979
Variable Rate Demand Note - 0.3%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
2/7/13	0.20 (c)	33,000	33,000
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Illinois - 0.1%
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.), LOC JPMorgan Chase Bank, VRDN
2/7/13	0.14% (c)(d)	$ 20,000	$ 20,000
TOTAL VARIABLE RATE DEMAND NOTE			53,000
Government Agency Debt - 3.0%

Federal Agencies - 3.0%
Fannie Mae
2/21/13 to 9/11/14	0.16 to 0.22 (c)	240,101	240,111
Federal Home Loan Bank
2/6/13 to 6/3/14	0.16 to 0.22 (c)	300,000	299,981
Freddie Mac
3/11/13	0.16	19,000	18,997
TOTAL GOVERNMENT AGENCY DEBT			559,089
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
5/1/13	0.48 (c)(e)	24,000	24,000
Government Agency Repurchase Agreement - 17.2%
	Maturity Amount (000s)
In a joint trading account:
0.17% dated 1/31/13 due 2/1/13 (Collateralized by U.S. Government Obligations)#	$ 2,144,734	2,144,724
0.17% dated 1/31/13 due 2/1/13 (Collateralized by U.S. Government Obligations)#	50,150	50,150
With:
BNP Paribas Securities Corp. at:
0.16%, dated 1/25/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $107,103,332, 3% - 5.5%, 9/1/30 - 1/1/41)	105,014	105,000
0.17%, dated 1/22/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $65,283,083, 3.5% - 4.92%, 12/1/31 - 3/1/42)	64,017	64,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
BNP Paribas Securities Corp. at:
0.18%, dated:
1/16/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $157,092,566, 2.36% - 5%, 6/1/32 - 1/1/43)	$ 154,047	$ 154,000
1/22/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $65,283,265, 3.5% - 5%, 8/15/18 - 12/15/42)	64,029	64,000
0.2%, dated 1/2/13 due 2/1/13 (Collateralized by U.S. Government Obligations valued at $77,532,920, 4% - 5%, 6/1/23 - 1/1/42)	76,013	76,000
Credit Suisse Securities (USA) LLC at 0.24%, dated 1/4/13 due 4/4/13 (Collateralized by U.S. Government Obligations valued at $318,299,295, 3% - 5%, 8/15/40 - 1/20/43)	312,183	312,000
ING Financial Markets LLC at:
0.17%, dated 1/24/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $44,883,003, 2.8% - 6.04%, 8/1/27 - 9/25/41)	44,012	44,000
0.23%, dated:
12/3/12 due 2/1/13 (Collateralized by U.S. Government Obligations valued at $28,572,146, 2% - 5.5%, 2/9/15 - 9/1/42)	28,011	28,000
12/7/12 due 2/5/13 (Collateralized by U.S. Government Obligations valued at $5,101,961, 2.38% - 4.5%, 5/1/37 - 10/1/41)	5,002	5,000
0.24%, dated 12/21/12 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $29,871,516, 0.71% - 6%, 3/15/32 - 5/25/45)	29,012	29,000
RBC Capital Markets Corp. at 0.16%, dated 1/14/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $151,992,159, 0.75% - 5.5%, 5/31/13 - 8/20/40)	149,020	149,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		3,224,874
Other Repurchase Agreement - 4.9%

Other Repurchase Agreement - 4.9%
With:
Credit Suisse Securities (USA) LLC at:
0.27%, dated 1/25/13 due 2/1/13 (Collateralized by U.S. Government Obligations valued at $33,995,341, 1.88%, 1/16/53)	33,002	33,000
0.29%, dated 1/31/13 due 2/1/13 (Collateralized by Equity Securities valued at $183,606,654)	170,001	170,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.31%, dated 1/25/13 due 2/1/13 (Collateralized by Equity Securities valued at $42,123,757)	$ 39,002	$ 39,000
0.48%, dated 1/15/13 due 4/18/13 (Collateralized by Equity Securities valued at $58,334,868)	54,067	54,000
0.72%, dated 10/30/12 due 2/1/13 (Collateralized by Corporate Obligations valued at $12,985,520, 3.25%, 10/15/13 - 6/1/14)	12,023	12,000
0.74%, dated:
1/2/13 due 4/2/13 (Collateralized by Corporate Obligations valued at $18,371,127, 0.33% - 6.95%, 6/17/19 - 11/3/44)	17,031	17,000
1/7/13 due 4/8/13 (Collateralized by Mortgage Loan Obligations valued at $36,738,119, 0.34% - 7.17%, 8/15/18 - 6/25/47)	34,064	34,000
1/14/13 due 4/15/13 (Collateralized by Corporate Obligations valued at $36,736,401, 0.49% - 0.67%, 3/4/13 - 11/3/44)	34,064	34,000
1/17/13 due 4/19/13 (Collateralized by Corporate Obligations valued at $55,099,720, 0.36% - 5.36%, 9/16/19 - 3/25/37)	51,096	51,000
1/23/13 due 4/23/13 (Collateralized by Mortgage Loan Obligations valued at $23,764,690, 0.42% - 5.76%, 6/17/19 - 9/25/47)	22,041	22,000
1/24/13 due 4/26/13 (Collateralized by Mortgage Loan Obligations valued at $33,485,026, 0.34% - 5.79%, 1/25/37 - 8/12/45)	31,059	31,000
0.77%, dated 11/19/12 due 2/19/13 (Collateralized by Corporate Obligations valued at $16,227,507, 0.3% - 6%, 6/25/27 - 11/3/44)	15,030	15,000
0.78%, dated 11/6/12 due 2/4/13 (Collateralized by Mortgage Loan Obligations valued at $16,233,017, 0.33% - 53.99%, 3/15/19 - 6/25/46)	15,029	15,000
J.P. Morgan Securities, Inc. at:
0.27%, dated 1/30/13 due 2/6/13 (Collateralized by U.S. Government Obligations valued at $247,202,825, 0.02% - 6.6%, 12/25/23 - 6/25/42)	240,013	240,000
0.35%, dated 1/25/13 due 2/1/13 (Collateralized by Corporate Obligations valued at $24,153,488, 1.75% - 9.46%, 1/15/14 - 9/15/41)	23,002	23,000
0.46%, dated 1/14/13 due 2/7/13 (Collateralized by Mortgage Loan Obligations valued at $36,728,238, 6%, 11/25/35 - 4/25/37)	34,013	34,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.65%, dated 1/25/13 due 2/1/13 (Collateralized by Mortgage Loan Obligations valued at $7,561,351, 5.31% - 5.38%, 4/25/35 - 12/10/46)	$ 7,001	$ 7,000
0.73%, dated 12/17/12 due 3/18/13 (Collateralized by Mortgage Loan Obligations valued at $34,592,987, 5.2% - 6%, 11/25/35 - 5/25/37)	32,059	32,000
RBC Capital Markets Co. at:
0.3%, dated 1/31/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $25,750,215, 0% - 6.49%, 7/15/31 - 2/25/43)	25,001	25,000
0.4%, dated:
1/25/13 due 2/1/13 (Collateralized by Mortgage Loan Obligations valued at $15,022,368, 0.57% - 9.1%, 1/15/16 - 5/10/63)	14,001	14,000
1/29/13 due 2/5/13 (Collateralized by Corporate Obligations valued at $7,350,443, 4.75%, 6/15/33)	7,001	7,000
1/31/13 due 2/7/13 (Collateralized by Corporate Obligations valued at $10,801,021, 3.25% - 5.25%, 6/15/14 - 12/15/35)	10,001	10,000
TOTAL OTHER REPURCHASE AGREEMENT		919,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $18,935,291)		18,935,291
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(225,152)
NET ASSETS - 100%		$ 18,710,139
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $400,000,000 or 2.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.48%, 5/1/13	7/18/12	$ 24,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,144,724,000 due 2/01/13 at 0.17%
BNP Paribas Securities Corp.	$ 66,960
Bank of America NA	627,748
Barclays Capital, Inc.	7,366
Citibank NA	150,660
Credit Agricole CIB New York Branch	66,960
Credit Suisse Securities (USA) LLC	43,523
Deutsche Bank Securities, Inc.	66,960
HSBC Securities (USA), Inc.	234,360
ING Financial Markets LLC	66,960
J.P. Morgan Securities, Inc.	80,017
Merrill Lynch, Pierce, Fenner & Smith, Inc.	179,116
Morgan Stanley & Co., Inc.	23,436
RBC Capital Markets Corp.	92,070
RBS Securities, Inc.	200,880
Societe Generale	100,440
Wells Fargo Securities LLC	137,268
$ 2,144,724
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$50,150,000 due 2/01/13 at 0.17%
Barclays Capital, Inc.	$ 17,911
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,358
Societe Generale	23,881
$ 50,150
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2013, the cost of investment securities for income tax purposes was $18,935,291,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2013